UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Clean Energy Income Fund, Goldman Sachs Energy Infrastructure Fund, and Goldman Sachs MLP Energy Infrastructure Fund is filed herewith.

Annual Shareholder Report

November 30, 2025

Goldman Sachs Clean Energy Income Fund

GCEBX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.25%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Top Contributors to Performance:

  The Fund generated positive absolute returns during the Period.

  Relative to its blended benchmark, the Fund benefited most from security selection.

  A lack of exposure to Suzlon Energy Ltd., an India-based wind turbine manufacturer, contributed positively to the Fund’s relative returns. Its shares declined on poor project execution, weaker than market expected earnings, and investor concerns following the resignation of the company’s chief financial officer.

  Adding to the Fund’s relative performance was an out-of-blended benchmark position in ENGIE. The French electric utility company delivered strong financial results while maintaining healthy levels of debt and robust cash flow coverage. ENGIE continued to execute its business plan and demonstrate positive leverage relative to power prices and AI-driven electricity demand.

  The Fund was helped by its lack of exposure to China Yangtze Power Co., Ltd. Lower electricity generation levels weighed on the utility’s stock price and on investor confidence overall, especially given the impact of weather conditions on consumption levels.

  From a sector perspective, the Fund’s underweight in materials added to relative performance.

Top Detractors from Performance:

  The Fund underperformed its blended benchmark primarily due to its sector allocations overall. An overweight in the industrials sector, especially in the wind and solar industries, detracted most from relative returns.

  Regarding individual holdings, the Fund was hampered by an underweight compared to its blended benchmark in Bloom Energy Corp., which designs, manufactures, sells and installs solid-oxide fuel cell systems for on-site power generation. Its stock rallied on news of future partnerships related to the company’s fuel cells, which have benefited from surging power demand from AI.

  The Fund’s lack of exposure to Israel-based Enlight Renewable Energy Ltd., which develops wind energy, solar energy and energy storage projects, detracted from relative returns. Strong top-line and profitability metrics, combined with the company’s future expansion plans, boosted its stock price.

  An overweight in Boralex Inc., a Canada-based producer of wind power, solar power and energy storage facilities, hurt the Fund’s relative performance. Its shares fell on disappointing earnings results driven by weather conditions and power restrictions as well as by an unexpected change in the company’s chief financial officer.

Goldman Sachs Clean Energy Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	Class A (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$12,878	$13,627	$15,709	$12,386	$19,683	$12,123
11/21	$13,394	$14,173	$15,773	$12,252	$19,833	$15,508
11/22	$12,521	$13,249	$14,745	$11,612	$18,063	$14,079
11/23	$9,509	$10,063	$12,008	$11,130	$12,405	$16,028
11/24	$9,690	$10,254	$11,755	$11,982	$11,003	$21,460
11/25	$12,414	$13,136	$15,702	$15,170	$15,415	$24,679

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class A (Commenced June 26, 2020)	28.11%	-0.73%	5.16%
Class A including sales charges	21.08%	-1.84%	4.07%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Clean Energy Income Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Goldman Sachs Clean Energy Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C671-AR-1125

Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs Clean Energy Income Fund

GCEGX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$227	2.00%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Top Contributors to Performance:

  The Fund generated positive absolute returns during the Period.

  Relative to its blended benchmark, the Fund benefited most from security selection.

  A lack of exposure to Suzlon Energy Ltd., an India-based wind turbine manufacturer, contributed positively to the Fund’s relative returns. Its shares declined on poor project execution, weaker than market expected earnings, and investor concerns following the resignation of the company’s chief financial officer.

  Adding to the Fund’s relative performance was an out-of-blended benchmark position in ENGIE. The French electric utility company delivered strong financial results while maintaining healthy levels of debt and robust cash flow coverage. ENGIE continued to execute its business plan and demonstrate positive leverage relative to power prices and AI-driven electricity demand.

  The Fund was helped by its lack of exposure to China Yangtze Power Co., Ltd. Lower electricity generation levels weighed on the utility’s stock price and on investor confidence overall, especially given the impact of weather conditions on consumption levels.

  From a sector perspective, the Fund’s underweight in materials added to relative performance.

Top Detractors from Performance:

  The Fund underperformed its blended benchmark primarily due to its sector allocations overall. An overweight in the industrials sector, especially in the wind and solar industries, detracted most from relative returns.

  Regarding individual holdings, the Fund was hampered by an underweight compared to its blended benchmark in Bloom Energy Corp., which designs, manufactures, sells and installs solid-oxide fuel cell systems for on-site power generation. Its stock rallied on news of future partnerships related to the company’s fuel cells, which have benefited from surging power demand from AI.

  The Fund’s lack of exposure to Israel-based Enlight Renewable Energy Ltd., which develops wind energy, solar energy and energy storage projects, detracted from relative returns. Strong top-line and profitability metrics, combined with the company’s future expansion plans, boosted its stock price.

  An overweight in Boralex Inc., a Canada-based producer of wind power, solar power and energy storage facilities, hurt the Fund’s relative performance. Its shares fell on disappointing earnings results driven by weather conditions and power restrictions as well as by an unexpected change in the company’s chief financial officer.

Goldman Sachs Clean Energy Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	Class C (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,444	$13,580	$15,709	$12,386	$19,683	$12,123
11/21	$13,877	$14,017	$15,773	$12,252	$19,833	$15,508
11/22	$12,884	$13,014	$14,745	$11,612	$18,063	$14,079
11/23	$9,706	$9,804	$12,008	$11,130	$12,405	$16,028
11/24	$9,813	$9,912	$11,755	$11,982	$11,003	$21,460
11/25	$12,478	$12,605	$15,702	$15,170	$15,415	$24,679

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class C (Commenced June 26, 2020)	27.16%	-1.48%	4.36%
Class C including sales charges	26.15%	-1.48%	4.36%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Clean Energy Income Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Goldman Sachs Clean Energy Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C663-AR-1125

Class C

Annual Shareholder Report

November 30, 2025

Goldman Sachs Clean Energy Income Fund

GCEPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.88%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Top Contributors to Performance:

  The Fund generated positive absolute returns during the Period.

  Relative to its blended benchmark, the Fund benefited most from security selection.

  A lack of exposure to Suzlon Energy Ltd., an India-based wind turbine manufacturer, contributed positively to the Fund’s relative returns. Its shares declined on poor project execution, weaker than market expected earnings, and investor concerns following the resignation of the company’s chief financial officer.

  Adding to the Fund’s relative performance was an out-of-blended benchmark position in ENGIE. The French electric utility company delivered strong financial results while maintaining healthy levels of debt and robust cash flow coverage. ENGIE continued to execute its business plan and demonstrate positive leverage relative to power prices and AI-driven electricity demand.

  The Fund was helped by its lack of exposure to China Yangtze Power Co., Ltd. Lower electricity generation levels weighed on the utility’s stock price and on investor confidence overall, especially given the impact of weather conditions on consumption levels.

  From a sector perspective, the Fund’s underweight in materials added to relative performance.

Top Detractors from Performance:

  The Fund underperformed its blended benchmark primarily due to its sector allocations overall. An overweight in the industrials sector, especially in the wind and solar industries, detracted most from relative returns.

  Regarding individual holdings, the Fund was hampered by an underweight compared to its blended benchmark in Bloom Energy Corp., which designs, manufactures, sells and installs solid-oxide fuel cell systems for on-site power generation. Its stock rallied on news of future partnerships related to the company’s fuel cells, which have benefited from surging power demand from AI.

  The Fund’s lack of exposure to Israel-based Enlight Renewable Energy Ltd., which develops wind energy, solar energy and energy storage projects, detracted from relative returns. Strong top-line and profitability metrics, combined with the company’s future expansion plans, boosted its stock price.

  An overweight in Boralex Inc., a Canada-based producer of wind power, solar power and energy storage facilities, hurt the Fund’s relative performance. Its shares fell on disappointing earnings results driven by weather conditions and power restrictions as well as by an unexpected change in the company’s chief financial officer.

Goldman Sachs Clean Energy Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,641	$15,709	$12,386	$19,683	$12,123
11/21	$14,240	$15,773	$12,252	$19,833	$15,508
11/22	$13,366	$14,745	$11,612	$18,063	$14,079
11/23	$10,183	$12,008	$11,130	$12,405	$16,028
11/24	$10,417	$11,755	$11,982	$11,003	$21,460
11/25	$13,395	$15,702	$15,170	$15,415	$24,679

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced June 26, 2020)	28.58%	-0.36%	5.53%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Clean Energy Income Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Goldman Sachs Clean Energy Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C614-AR-1125

Class P

Annual Shareholder Report

November 30, 2025

Goldman Sachs Clean Energy Income Fund

GCEEX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.89%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Top Contributors to Performance:

  The Fund generated positive absolute returns during the Period.

  Relative to its blended benchmark, the Fund benefited most from security selection.

  A lack of exposure to Suzlon Energy Ltd., an India-based wind turbine manufacturer, contributed positively to the Fund’s relative returns. Its shares declined on poor project execution, weaker than market expected earnings, and investor concerns following the resignation of the company’s chief financial officer.

  Adding to the Fund’s relative performance was an out-of-blended benchmark position in ENGIE. The French electric utility company delivered strong financial results while maintaining healthy levels of debt and robust cash flow coverage. ENGIE continued to execute its business plan and demonstrate positive leverage relative to power prices and AI-driven electricity demand.

  The Fund was helped by its lack of exposure to China Yangtze Power Co., Ltd. Lower electricity generation levels weighed on the utility’s stock price and on investor confidence overall, especially given the impact of weather conditions on consumption levels.

  From a sector perspective, the Fund’s underweight in materials added to relative performance.

Top Detractors from Performance:

  The Fund underperformed its blended benchmark primarily due to its sector allocations overall. An overweight in the industrials sector, especially in the wind and solar industries, detracted most from relative returns.

  Regarding individual holdings, the Fund was hampered by an underweight compared to its blended benchmark in Bloom Energy Corp., which designs, manufactures, sells and installs solid-oxide fuel cell systems for on-site power generation. Its stock rallied on news of future partnerships related to the company’s fuel cells, which have benefited from surging power demand from AI.

  The Fund’s lack of exposure to Israel-based Enlight Renewable Energy Ltd., which develops wind energy, solar energy and energy storage projects, detracted from relative returns. Strong top-line and profitability metrics, combined with the company’s future expansion plans, boosted its stock price.

  An overweight in Boralex Inc., a Canada-based producer of wind power, solar power and energy storage facilities, hurt the Fund’s relative performance. Its shares fell on disappointing earnings results driven by weather conditions and power restrictions as well as by an unexpected change in the company’s chief financial officer.

Goldman Sachs Clean Energy Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,640	$15,709	$12,386	$19,683	$12,123
11/21	$14,248	$15,773	$12,252	$19,833	$15,508
11/22	$13,375	$14,745	$11,612	$18,063	$14,079
11/23	$10,184	$12,008	$11,130	$12,405	$16,028
11/24	$10,419	$11,755	$11,982	$11,003	$21,460
11/25	$13,398	$15,702	$15,170	$15,415	$24,679

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced June 26, 2020)	28.59%	-0.36%	5.54%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Clean Energy Income Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Goldman Sachs Clean Energy Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C622-AR-1125

Class R6

Annual Shareholder Report

November 30, 2025

Goldman Sachs Clean Energy Income Fund

GCEDX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.89%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Top Contributors to Performance:

  The Fund generated positive absolute returns during the Period.

  Relative to its blended benchmark, the Fund benefited most from security selection.

  A lack of exposure to Suzlon Energy Ltd., an India-based wind turbine manufacturer, contributed positively to the Fund’s relative returns. Its shares declined on poor project execution, weaker than market expected earnings, and investor concerns following the resignation of the company’s chief financial officer.

  Adding to the Fund’s relative performance was an out-of-blended benchmark position in ENGIE. The French electric utility company delivered strong financial results while maintaining healthy levels of debt and robust cash flow coverage. ENGIE continued to execute its business plan and demonstrate positive leverage relative to power prices and AI-driven electricity demand.

  The Fund was helped by its lack of exposure to China Yangtze Power Co., Ltd. Lower electricity generation levels weighed on the utility’s stock price and on investor confidence overall, especially given the impact of weather conditions on consumption levels.

  From a sector perspective, the Fund’s underweight in materials added to relative performance.

Top Detractors from Performance:

  The Fund underperformed its blended benchmark primarily due to its sector allocations overall. An overweight in the industrials sector, especially in the wind and solar industries, detracted most from relative returns.

  Regarding individual holdings, the Fund was hampered by an underweight compared to its blended benchmark in Bloom Energy Corp., which designs, manufactures, sells and installs solid-oxide fuel cell systems for on-site power generation. Its stock rallied on news of future partnerships related to the company’s fuel cells, which have benefited from surging power demand from AI.

  The Fund’s lack of exposure to Israel-based Enlight Renewable Energy Ltd., which develops wind energy, solar energy and energy storage projects, detracted from relative returns. Strong top-line and profitability metrics, combined with the company’s future expansion plans, boosted its stock price.

  An overweight in Boralex Inc., a Canada-based producer of wind power, solar power and energy storage facilities, hurt the Fund’s relative performance. Its shares fell on disappointing earnings results driven by weather conditions and power restrictions as well as by an unexpected change in the company’s chief financial officer.

Goldman Sachs Clean Energy Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P 500® Index
5/7/20	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/20	$1,364,000	$1,968,341	$1,570,900	$1,238,579	$1,212,300
11/21	$1,424,698	$1,983,346	$1,577,341	$1,225,236	$1,550,774
11/22	$1,337,222	$1,806,284	$1,474,498	$1,161,191	$1,407,948
11/23	$1,019,097	$1,240,464	$1,200,831	$1,113,031	$1,602,808
11/24	$1,041,313	$1,100,257	$1,175,494	$1,198,170	$2,145,999
11/25	$1,339,961	$1,541,466	$1,570,224	$1,516,996	$2,467,899

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced June 26, 2020)	28.68%	-0.36%	5.54%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Clean Energy Income Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Goldman Sachs Clean Energy Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C655-AR-1125

Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Clean Energy Income Fund

GCEJX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	1.00%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Top Contributors to Performance:

  The Fund generated positive absolute returns during the Period.

  Relative to its blended benchmark, the Fund benefited most from security selection.

  A lack of exposure to Suzlon Energy Ltd., an India-based wind turbine manufacturer, contributed positively to the Fund’s relative returns. Its shares declined on poor project execution, weaker than market expected earnings, and investor concerns following the resignation of the company’s chief financial officer.

  Adding to the Fund’s relative performance was an out-of-blended benchmark position in ENGIE. The French electric utility company delivered strong financial results while maintaining healthy levels of debt and robust cash flow coverage. ENGIE continued to execute its business plan and demonstrate positive leverage relative to power prices and AI-driven electricity demand.

  The Fund was helped by its lack of exposure to China Yangtze Power Co., Ltd. Lower electricity generation levels weighed on the utility’s stock price and on investor confidence overall, especially given the impact of weather conditions on consumption levels.

  From a sector perspective, the Fund’s underweight in materials added to relative performance.

Top Detractors from Performance:

  The Fund underperformed its blended benchmark primarily due to its sector allocations overall. An overweight in the industrials sector, especially in the wind and solar industries, detracted most from relative returns.

  Regarding individual holdings, the Fund was hampered by an underweight compared to its blended benchmark in Bloom Energy Corp., which designs, manufactures, sells and installs solid-oxide fuel cell systems for on-site power generation. Its stock rallied on news of future partnerships related to the company’s fuel cells, which have benefited from surging power demand from AI.

  The Fund’s lack of exposure to Israel-based Enlight Renewable Energy Ltd., which develops wind energy, solar energy and energy storage projects, detracted from relative returns. Strong top-line and profitability metrics, combined with the company’s future expansion plans, boosted its stock price.

  An overweight in Boralex Inc., a Canada-based producer of wind power, solar power and energy storage facilities, hurt the Fund’s relative performance. Its shares fell on disappointing earnings results driven by weather conditions and power restrictions as well as by an unexpected change in the company’s chief financial officer.

Goldman Sachs Clean Energy Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,633	$15,709	$12,386	$19,683	$12,123
11/21	$14,215	$15,773	$12,252	$19,833	$15,508
11/22	$13,327	$14,745	$11,612	$18,063	$14,079
11/23	$10,144	$12,008	$11,130	$12,405	$16,028
11/24	$10,363	$11,755	$11,982	$11,003	$21,460
11/25	$13,316	$15,702	$15,170	$15,415	$24,679

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced June 26, 2020)	28.49%	-0.47%	5.42%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Clean Energy Income Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Goldman Sachs Clean Energy Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C648-AR-1125

Investor Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Energy Infrastructure Fund

GLEAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$145	1.46%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  On the subsector level,Footnote Reference* the Fund benefited from its overweight position relative to the Alerian Midstream Energy Select Index (“Index”) in the liquefaction subsector.

  Among individual holdings, the Fund’s overweight versus the Index in DT Midstream, Inc. contributed positively. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  An underweight in Venture Global, Inc., which produces liquefied natural gas, contributed positively to relative performance. Its stock came under pressure due to mounting legal disputes with major customers and tightening profit margins resulting from narrowing spreads between U.S. and international natural gas prices.

  The Fund was helped by its overweight in natural gas producer BKV Corp. The company reported better than market expected EBITDA for the calendar third quarter. It also continued to execute well on its carbon capture business, increased its production volumes in the Texas Barnett Shale Basin and improved the performance of its power segment.

Top Detractors from Performance:

  The Fund underperformed the Index largely due to stock selection and an overweight position in the gathering and processing subsector, which is closer to the wellhead and therefore tends to be more sensitive to commodity price movements.

  Regarding individual positions, the Fund’s overweight in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an out-of-Index position in Atlas Energy Solutions Inc. (“Atlas Energy”), which produces mesh and sand used during the well completion process. Its shares fell on lower than market expected revenues and the company’s announcement it would suspend its quarterly dividend. We eliminated the Fund’s investment in Atlas Energy by the end of the Period.

  An overweight in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs Energy Infrastructure Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$31,118
$23,420
$22,768
$22,132
Class A (including sales charges)
Class A (excluding sales charges)
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class A (including sales charges)	Class A (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,079	$9,607	$9,594	$10,547
11/18	$9,060	$9,587	$9,069	$11,208
11/19	$8,804	$9,316	$9,244	$13,014
11/20	$7,652	$8,098	$7,593	$15,286
11/21	$10,603	$11,220	$10,640	$19,554
11/22	$13,862	$14,669	$13,743	$17,753
11/23	$15,058	$15,934	$15,001	$20,210
11/24	$22,387	$23,690	$22,661	$27,059
11/25	$22,132	$23,420	$22,768	$31,118

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class A (Commenced September 29, 2017)	-1.14%	23.65%	10.96%
Class A including sales charges	-6.59%	22.25%	10.20%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Energy Infrastructure Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Goldman Sachs Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U262-AR-1125

Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs Energy Infrastructure Fund

GLECX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$219	2.21%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  On the subsector level,Footnote Reference* the Fund benefited from its overweight position relative to the Alerian Midstream Energy Select Index (“Index”) in the liquefaction subsector.

  Among individual holdings, the Fund’s overweight versus the Index in DT Midstream, Inc. contributed positively. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  An underweight in Venture Global, Inc., which produces liquefied natural gas, contributed positively to relative performance. Its stock came under pressure due to mounting legal disputes with major customers and tightening profit margins resulting from narrowing spreads between U.S. and international natural gas prices.

  The Fund was helped by its overweight in natural gas producer BKV Corp. The company reported better than market expected EBITDA for the calendar third quarter. It also continued to execute well on its carbon capture business, increased its production volumes in the Texas Barnett Shale Basin and improved the performance of its power segment.

Top Detractors from Performance:

  The Fund underperformed the Index largely due to stock selection and an overweight position in the gathering and processing subsector, which is closer to the wellhead and therefore tends to be more sensitive to commodity price movements.

  Regarding individual positions, the Fund’s overweight in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an out-of-Index position in Atlas Energy Solutions Inc. (“Atlas Energy”), which produces mesh and sand used during the well completion process. Its shares fell on lower than market expected revenues and the company’s announcement it would suspend its quarterly dividend. We eliminated the Fund’s investment in Atlas Energy by the end of the Period.

  An overweight in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs Energy Infrastructure Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$31,118
$22,768
$22,041
$21,821
Class C (including sales charges)
Class C (excluding sales charges)
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class C (including sales charges)	Class C (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,500	$9,596	$9,594	$10,547
11/18	$9,418	$9,513	$9,069	$11,208
11/19	$9,076	$9,168	$9,244	$13,014
11/20	$7,839	$7,919	$7,593	$15,286
11/21	$10,774	$10,883	$10,640	$19,554
11/22	$13,981	$14,122	$13,743	$17,753
11/23	$15,078	$15,231	$15,001	$20,210
11/24	$22,235	$22,459	$22,661	$27,059
11/25	$21,821	$22,041	$22,768	$31,118

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class C (Commenced September 29, 2017)	-1.86%	22.71%	10.15%
Class C including sales charges	-2.84%	22.71%	10.15%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Energy Infrastructure Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Goldman Sachs Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U254-AR-1125

Class C

Annual Shareholder Report

November 30, 2025

Goldman Sachs Energy Infrastructure Fund

GAMPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$109	1.09%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  On the subsector level,Footnote Reference* the Fund benefited from its overweight position relative to the Alerian Midstream Energy Select Index (“Index”) in the liquefaction subsector.

  Among individual holdings, the Fund’s overweight versus the Index in DT Midstream, Inc. contributed positively. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  An underweight in Venture Global, Inc., which produces liquefied natural gas, contributed positively to relative performance. Its stock came under pressure due to mounting legal disputes with major customers and tightening profit margins resulting from narrowing spreads between U.S. and international natural gas prices.

  The Fund was helped by its overweight in natural gas producer BKV Corp. The company reported better than market expected EBITDA for the calendar third quarter. It also continued to execute well on its carbon capture business, increased its production volumes in the Texas Barnett Shale Basin and improved the performance of its power segment.

Top Detractors from Performance:

  The Fund underperformed the Index largely due to stock selection and an overweight position in the gathering and processing subsector, which is closer to the wellhead and therefore tends to be more sensitive to commodity price movements.

  Regarding individual positions, the Fund’s overweight in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an out-of-Index position in Atlas Energy Solutions Inc. (“Atlas Energy”), which produces mesh and sand used during the well completion process. Its shares fell on lower than market expected revenues and the company’s announcement it would suspend its quarterly dividend. We eliminated the Fund’s investment in Atlas Energy by the end of the Period.

  An overweight in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs Energy Infrastructure Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$28,974
$25,168
$24,992
Class P
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class P	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/18	$10,042	$9,955	$10,436
11/19	$9,795	$10,147	$12,117
11/20	$8,544	$8,335	$14,233
11/21	$11,887	$11,680	$18,207
11/22	$15,599	$15,085	$16,530
11/23	$17,017	$16,466	$18,818
11/24	$25,374	$24,875	$25,195
11/25	$25,168	$24,992	$28,974

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	-0.81%	24.10%	12.85%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	12.75%
S&P 500® Index	15.00%	15.27%	14.96%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Energy Infrastructure Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Goldman Sachs Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38150C200-AR-1125

Class P

Annual Shareholder Report

November 30, 2025

Goldman Sachs Energy Infrastructure Fund

GLERX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$170	1.71%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  On the subsector level,Footnote Reference* the Fund benefited from its overweight position relative to the Alerian Midstream Energy Select Index (“Index”) in the liquefaction subsector.

  Among individual holdings, the Fund’s overweight versus the Index in DT Midstream, Inc. contributed positively. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  An underweight in Venture Global, Inc., which produces liquefied natural gas, contributed positively to relative performance. Its stock came under pressure due to mounting legal disputes with major customers and tightening profit margins resulting from narrowing spreads between U.S. and international natural gas prices.

  The Fund was helped by its overweight in natural gas producer BKV Corp. The company reported better than market expected EBITDA for the calendar third quarter. It also continued to execute well on its carbon capture business, increased its production volumes in the Texas Barnett Shale Basin and improved the performance of its power segment.

Top Detractors from Performance:

  The Fund underperformed the Index largely due to stock selection and an overweight position in the gathering and processing subsector, which is closer to the wellhead and therefore tends to be more sensitive to commodity price movements.

  Regarding individual positions, the Fund’s overweight in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an out-of-Index position in Atlas Energy Solutions Inc. (“Atlas Energy”), which produces mesh and sand used during the well completion process. Its shares fell on lower than market expected revenues and the company’s announcement it would suspend its quarterly dividend. We eliminated the Fund’s investment in Atlas Energy by the end of the Period.

  An overweight in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs Energy Infrastructure Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$31,118
$22,944
$22,768
Class R
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class R	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,603	$9,594	$10,547
11/18	$9,559	$9,069	$11,208
11/19	$9,274	$9,244	$13,014
11/20	$8,034	$7,593	$15,286
11/21	$11,113	$10,640	$19,554
11/22	$14,489	$13,743	$17,753
11/23	$15,704	$15,001	$20,210
11/24	$23,272	$22,661	$27,059
11/25	$22,944	$22,768	$31,118

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R (Commenced September 29, 2017)	-1.41%	23.34%	10.69%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Energy Infrastructure Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Goldman Sachs Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U247-AR-1125

Class R

Annual Shareholder Report

November 30, 2025

Goldman Sachs Energy Infrastructure Fund

GLESX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$109	1.09%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  On the subsector level,Footnote Reference* the Fund benefited from its overweight position relative to the Alerian Midstream Energy Select Index (“Index”) in the liquefaction subsector.

  Among individual holdings, the Fund’s overweight versus the Index in DT Midstream, Inc. contributed positively. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  An underweight in Venture Global, Inc., which produces liquefied natural gas, contributed positively to relative performance. Its stock came under pressure due to mounting legal disputes with major customers and tightening profit margins resulting from narrowing spreads between U.S. and international natural gas prices.

  The Fund was helped by its overweight in natural gas producer BKV Corp. The company reported better than market expected EBITDA for the calendar third quarter. It also continued to execute well on its carbon capture business, increased its production volumes in the Texas Barnett Shale Basin and improved the performance of its power segment.

Top Detractors from Performance:

  The Fund underperformed the Index largely due to stock selection and an overweight position in the gathering and processing subsector, which is closer to the wellhead and therefore tends to be more sensitive to commodity price movements.

  Regarding individual positions, the Fund’s overweight in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an out-of-Index position in Atlas Energy Solutions Inc. (“Atlas Energy”), which produces mesh and sand used during the well completion process. Its shares fell on lower than market expected revenues and the company’s announcement it would suspend its quarterly dividend. We eliminated the Fund’s investment in Atlas Energy by the end of the Period.

  An overweight in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs Energy Infrastructure Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$31,118
$24,135
$22,768
Class R6
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class R6	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,613	$9,594	$10,547
11/18	$9,631	$9,069	$11,208
11/19	$9,405	$9,244	$13,014
11/20	$8,195	$7,593	$15,286
11/21	$11,401	$10,640	$19,554
11/22	$14,948	$13,743	$17,753
11/23	$16,305	$15,001	$20,210
11/24	$24,318	$22,661	$27,059
11/25	$24,135	$22,768	$31,118

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced September 29, 2017)	-0.75%	24.10%	11.38%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Energy Infrastructure Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Goldman Sachs Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U239-AR-1125

Class R6

Annual Shareholder Report

November 30, 2025

Goldman Sachs Energy Infrastructure Fund

GLEPX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.10%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  On the subsector level,Footnote Reference* the Fund benefited from its overweight position relative to the Alerian Midstream Energy Select Index (“Index”) in the liquefaction subsector.

  Among individual holdings, the Fund’s overweight versus the Index in DT Midstream, Inc. contributed positively. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  An underweight in Venture Global, Inc., which produces liquefied natural gas, contributed positively to relative performance. Its stock came under pressure due to mounting legal disputes with major customers and tightening profit margins resulting from narrowing spreads between U.S. and international natural gas prices.

  The Fund was helped by its overweight in natural gas producer BKV Corp. The company reported better than market expected EBITDA for the calendar third quarter. It also continued to execute well on its carbon capture business, increased its production volumes in the Texas Barnett Shale Basin and improved the performance of its power segment.

Top Detractors from Performance:

  The Fund underperformed the Index largely due to stock selection and an overweight position in the gathering and processing subsector, which is closer to the wellhead and therefore tends to be more sensitive to commodity price movements.

  Regarding individual positions, the Fund’s overweight in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an out-of-Index position in Atlas Energy Solutions Inc. (“Atlas Energy”), which produces mesh and sand used during the well completion process. Its shares fell on lower than market expected revenues and the company’s announcement it would suspend its quarterly dividend. We eliminated the Fund’s investment in Atlas Energy by the end of the Period.

  An overweight in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,150,000
$2,550,000
$1,950,000
$1,350,000
$750,000
8/17/17
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$3,111,835
$2,412,187
$2,276,793
Institutional Shares
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
8/17/17	$1,000,000	$1,000,000	$1,000,000
11/17	$961,300	$959,400	$1,054,700
11/18	$963,030	$906,921	$1,120,830
11/19	$940,303	$924,424	$1,301,395
11/20	$820,226	$759,322	$1,528,619
11/21	$1,140,360	$1,064,038	$1,955,409
11/22	$1,495,811	$1,374,312	$1,775,316
11/23	$1,631,481	$1,500,061	$2,021,020
11/24	$2,431,885	$2,266,143	$2,705,944
11/25	$2,412,187	$2,276,793	$3,111,835

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced September 29, 2017)	-0.81%	24.06%	11.37%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U221-AR-1125

Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Energy Infrastructure Fund

GLEIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	1.21%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  On the subsector level,Footnote Reference* the Fund benefited from its overweight position relative to the Alerian Midstream Energy Select Index (“Index”) in the liquefaction subsector.

  Among individual holdings, the Fund’s overweight versus the Index in DT Midstream, Inc. contributed positively. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  An underweight in Venture Global, Inc., which produces liquefied natural gas, contributed positively to relative performance. Its stock came under pressure due to mounting legal disputes with major customers and tightening profit margins resulting from narrowing spreads between U.S. and international natural gas prices.

  The Fund was helped by its overweight in natural gas producer BKV Corp. The company reported better than market expected EBITDA for the calendar third quarter. It also continued to execute well on its carbon capture business, increased its production volumes in the Texas Barnett Shale Basin and improved the performance of its power segment.

Top Detractors from Performance:

  The Fund underperformed the Index largely due to stock selection and an overweight position in the gathering and processing subsector, which is closer to the wellhead and therefore tends to be more sensitive to commodity price movements.

  Regarding individual positions, the Fund’s overweight in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an out-of-Index position in Atlas Energy Solutions Inc. (“Atlas Energy”), which produces mesh and sand used during the well completion process. Its shares fell on lower than market expected revenues and the company’s announcement it would suspend its quarterly dividend. We eliminated the Fund’s investment in Atlas Energy by the end of the Period.

  An overweight in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs Energy Infrastructure Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$31,118
$23,903
$22,768
Investor Shares
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
S&P 500® Index

	Investor Shares	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,610	$9,594	$10,547
11/18	$9,614	$9,069	$11,208
11/19	$9,373	$9,244	$13,014
11/20	$8,165	$7,593	$15,286
11/21	$11,342	$10,640	$19,554
11/22	$14,860	$13,743	$17,753
11/23	$16,191	$15,001	$20,210
11/24	$24,110	$22,661	$27,059
11/25	$23,903	$22,768	$31,118

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced September 29, 2017)	-0.86%	23.95%	11.24%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Energy Infrastructure Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Goldman Sachs Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U213-AR-1125

Investor Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$131	1.32%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  Relative to the Alerian MLP Index (“Index”), the Fund was helped by its underweight position in the liquefaction subsectorFootnote Reference*, especially its underweight in liquid natural gas exporter Cheniere Energy Partners, L.P. Although the company experienced strong revenue growth, it reported a decline in profitability and cash flow, which weighed on its share price.

  Among top contributors was an overweight position versus the Index in DT Midstream, Inc. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  The Fund’s underweight in EnLink Midstream LLC (“EnLink”) added to relative returns. Shares of the midstream energy company declined early in the Period amid lawsuits related to a planned merger. EnLink was acquired by midstream services provider ONEOK, Inc., in which the Fund holds a position, in early 2025.

  The Fund benefited from its underweight in Global Partners LP, an operator of retail gas stations and terminals. Its stock was challenged by liquidity concerns due to trading volumes as well as by the company’s comparatively high levels of debt.

Top Detractors from Performance:

  The Fund underperformed the Index mainly because of stock selection.

  Among subsectors, the Fund’s underweight position compared to the Index in the petroleum pipeline transportation subsector had a negative impact on performance. More specifically, the Fund’s limited exposure to small cap MLPs with low average daily trading volumes dampened relative returns, as these securities generally posted gains during the Period.

  In terms of individual holdings, the Fund’s out-of-Index position in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an underweight in NGL Energy Partners LP (“NGL”), a midstream company that operates water handling and disposal assets in the Permian Basin. NGL, a rather illiquid small-cap stock, generated outsized gains during the Period.

  An out-of-Index position in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
12/1/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$39,174
$22,879
$18,853
$17,816
Class A (including sales charges)
Class A (excluding sales charges)
Alerian MLP Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class A (including sales charges)	Class A (excluding sales charges)	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$9,450	$10,000	$10,000	$10,000
11/16	$10,420	$11,026	$10,928	$10,806
11/17	$9,550	$10,105	$10,182	$13,277
11/18	$9,571	$10,129	$10,305	$14,110
11/19	$8,513	$9,008	$9,171	$16,383
11/20	$6,138	$6,495	$6,924	$19,243
11/21	$8,708	$9,215	$9,607	$24,616
11/22	$11,748	$12,432	$13,667	$22,349
11/23	$13,609	$14,401	$16,850	$25,442
11/24	$18,000	$19,047	$22,095	$34,064
11/25	$17,816	$18,853	$22,879	$39,174

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	-1.02%	23.74%	6.54%
Class A including sales charges	-6.46%	22.35%	5.94%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C257-AR-1125

Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.85%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  Relative to the Alerian MLP Index (“Index”), the Fund was helped by its underweight position in the liquefaction subsectorFootnote Reference*, especially its underweight in liquid natural gas exporter Cheniere Energy Partners, L.P. Although the company experienced strong revenue growth, it reported a decline in profitability and cash flow, which weighed on its share price.

  Among top contributors was an overweight position versus the Index in DT Midstream, Inc. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  The Fund’s underweight in EnLink Midstream LLC (“EnLink”) added to relative returns. Shares of the midstream energy company declined early in the Period amid lawsuits related to a planned merger. EnLink was acquired by midstream services provider ONEOK, Inc., in which the Fund holds a position, in early 2025.

  The Fund benefited from its underweight in Global Partners LP, an operator of retail gas stations and terminals. Its stock was challenged by liquidity concerns due to trading volumes as well as by the company’s comparatively high levels of debt.

Top Detractors from Performance:

  The Fund underperformed the Index mainly because of stock selection.

  Among subsectors, the Fund’s underweight position compared to the Index in the petroleum pipeline transportation subsector had a negative impact on performance. More specifically, the Fund’s limited exposure to small cap MLPs with low average daily trading volumes dampened relative returns, as these securities generally posted gains during the Period.

  In terms of individual holdings, the Fund’s out-of-Index position in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an underweight in NGL Energy Partners LP (“NGL”), a midstream company that operates water handling and disposal assets in the Permian Basin. NGL, a rather illiquid small-cap stock, generated outsized gains during the Period.

  An out-of-Index position in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
12/1/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$39,174
$22,879
$17,532
$17,357
Class C (including sales charges)
Class C (excluding sales charges)
Alerian MLP Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class C (including sales charges)	Class C (excluding sales charges)	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$9,900	$10,000	$10,000	$10,000
11/16	$10,841	$10,951	$10,928	$10,806
11/17	$9,849	$9,949	$10,182	$13,277
11/18	$9,812	$9,911	$10,305	$14,110
11/19	$8,670	$8,758	$9,171	$16,383
11/20	$6,208	$6,270	$6,924	$19,243
11/21	$8,744	$8,832	$9,607	$24,616
11/22	$11,707	$11,825	$13,667	$22,349
11/23	$13,459	$13,595	$16,850	$25,442
11/24	$17,668	$17,846	$22,095	$34,064
11/25	$17,357	$17,532	$22,879	$39,174

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	-1.76%	22.82%	5.77%
Class C including sales charges	-2.75%	22.82%	5.77%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C240-AR-1125

Class C

Annual Shareholder Report

November 30, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GMNPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$95	0.95%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  Relative to the Alerian MLP Index (“Index”), the Fund was helped by its underweight position in the liquefaction subsectorFootnote Reference*, especially its underweight in liquid natural gas exporter Cheniere Energy Partners, L.P. Although the company experienced strong revenue growth, it reported a decline in profitability and cash flow, which weighed on its share price.

  Among top contributors was an overweight position versus the Index in DT Midstream, Inc. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  The Fund’s underweight in EnLink Midstream LLC (“EnLink”) added to relative returns. Shares of the midstream energy company declined early in the Period amid lawsuits related to a planned merger. EnLink was acquired by midstream services provider ONEOK, Inc., in which the Fund holds a position, in early 2025.

  The Fund benefited from its underweight in Global Partners LP, an operator of retail gas stations and terminals. Its stock was challenged by liquidity concerns due to trading volumes as well as by the company’s comparatively high levels of debt.

Top Detractors from Performance:

  The Fund underperformed the Index mainly because of stock selection.

  Among subsectors, the Fund’s underweight position compared to the Index in the petroleum pipeline transportation subsector had a negative impact on performance. More specifically, the Fund’s limited exposure to small cap MLPs with low average daily trading volumes dampened relative returns, as these securities generally posted gains during the Period.

  In terms of individual holdings, the Fund’s out-of-Index position in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an underweight in NGL Energy Partners LP (“NGL”), a midstream company that operates water handling and disposal assets in the Permian Basin. NGL, a rather illiquid small-cap stock, generated outsized gains during the Period.

  An out-of-Index position in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$28,974
$22,453
$18,966
Class P
Alerian MLP Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class P	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
11/18	$9,928	$10,113	$10,436
11/19	$8,863	$9,001	$12,117
11/20	$6,415	$6,795	$14,233
11/21	$9,135	$9,429	$18,207
11/22	$12,371	$13,412	$16,530
11/23	$14,381	$16,536	$18,818
11/24	$19,090	$21,684	$25,195
11/25	$18,966	$22,453	$28,974

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	-0.65%	24.20%	8.75%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	11.18%
S&P 500® Index	15.00%	15.27%	14.96%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150B459-AR-1125

Class P

Annual Shareholder Report

November 30, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$161	1.62%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  Relative to the Alerian MLP Index (“Index”), the Fund was helped by its underweight position in the liquefaction subsectorFootnote Reference*, especially its underweight in liquid natural gas exporter Cheniere Energy Partners, L.P. Although the company experienced strong revenue growth, it reported a decline in profitability and cash flow, which weighed on its share price.

  Among top contributors was an overweight position versus the Index in DT Midstream, Inc. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  The Fund’s underweight in EnLink Midstream LLC (“EnLink”) added to relative returns. Shares of the midstream energy company declined early in the Period amid lawsuits related to a planned merger. EnLink was acquired by midstream services provider ONEOK, Inc., in which the Fund holds a position, in early 2025.

  The Fund benefited from its underweight in Global Partners LP, an operator of retail gas stations and terminals. Its stock was challenged by liquidity concerns due to trading volumes as well as by the company’s comparatively high levels of debt.

Top Detractors from Performance:

  The Fund underperformed the Index mainly because of stock selection.

  Among subsectors, the Fund’s underweight position compared to the Index in the petroleum pipeline transportation subsector had a negative impact on performance. More specifically, the Fund’s limited exposure to small cap MLPs with low average daily trading volumes dampened relative returns, as these securities generally posted gains during the Period.

  In terms of individual holdings, the Fund’s out-of-Index position in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an underweight in NGL Energy Partners LP (“NGL”), a midstream company that operates water handling and disposal assets in the Permian Basin. NGL, a rather illiquid small-cap stock, generated outsized gains during the Period.

  An out-of-Index position in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
12/1/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$39,174
$22,879
$18,409
Class R
Alerian MLP Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class R	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$10,000	$10,000	$10,000
11/16	$11,021	$10,928	$10,806
11/17	$10,048	$10,182	$13,277
11/18	$10,072	$10,305	$14,110
11/19	$8,940	$9,171	$16,383
11/20	$6,420	$6,924	$19,243
11/21	$9,088	$9,607	$24,616
11/22	$12,232	$13,667	$22,349
11/23	$14,130	$16,850	$25,442
11/24	$18,644	$22,095	$34,064
11/25	$18,409	$22,879	$39,174

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	-1.26%	23.44%	6.29%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C224-AR-1125

Class R

Annual Shareholder Report

November 30, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$104	1.04%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  Relative to the Alerian MLP Index (“Index”), the Fund was helped by its underweight position in the liquefaction subsectorFootnote Reference*, especially its underweight in liquid natural gas exporter Cheniere Energy Partners, L.P. Although the company experienced strong revenue growth, it reported a decline in profitability and cash flow, which weighed on its share price.

  Among top contributors was an overweight position versus the Index in DT Midstream, Inc. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  The Fund’s underweight in EnLink Midstream LLC (“EnLink”) added to relative returns. Shares of the midstream energy company declined early in the Period amid lawsuits related to a planned merger. EnLink was acquired by midstream services provider ONEOK, Inc., in which the Fund holds a position, in early 2025.

  The Fund benefited from its underweight in Global Partners LP, an operator of retail gas stations and terminals. Its stock was challenged by liquidity concerns due to trading volumes as well as by the company’s comparatively high levels of debt.

Top Detractors from Performance:

  The Fund underperformed the Index mainly because of stock selection.

  Among subsectors, the Fund’s underweight position compared to the Index in the petroleum pipeline transportation subsector had a negative impact on performance. More specifically, the Fund’s limited exposure to small cap MLPs with low average daily trading volumes dampened relative returns, as these securities generally posted gains during the Period.

  In terms of individual holdings, the Fund’s out-of-Index position in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an underweight in NGL Energy Partners LP (“NGL”), a midstream company that operates water handling and disposal assets in the Permian Basin. NGL, a rather illiquid small-cap stock, generated outsized gains during the Period.

  An out-of-Index position in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$30,076
$24,334
$20,493
Class R6
Alerian MLP Index (Total Return, USD, Unhedged)
S&P 500® Index

	Class R6	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
11/18	$10,715	$10,960	$10,833
11/19	$9,579	$9,754	$12,578
11/20	$6,929	$7,365	$14,774
11/21	$9,867	$10,218	$18,899
11/22	$13,365	$14,536	$17,159
11/23	$15,538	$17,921	$19,533
11/24	$20,627	$23,500	$26,153
11/25	$20,493	$24,334	$30,076

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced April 2, 2018)	-0.65%	24.21%	9.80%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	12.29%
S&P 500® Index	15.00%	15.27%	15.44%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150C887-AR-1125

Class R6

Annual Shareholder Report

November 30, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GMLPX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.86%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  Relative to the Alerian MLP Index (“Index”), the Fund was helped by its underweight position in the liquefaction subsectorFootnote Reference*, especially its underweight in liquid natural gas exporter Cheniere Energy Partners, L.P. Although the company experienced strong revenue growth, it reported a decline in profitability and cash flow, which weighed on its share price.

  Among top contributors was an overweight position versus the Index in DT Midstream, Inc. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  The Fund’s underweight in EnLink Midstream LLC (“EnLink”) added to relative returns. Shares of the midstream energy company declined early in the Period amid lawsuits related to a planned merger. EnLink was acquired by midstream services provider ONEOK, Inc., in which the Fund holds a position, in early 2025.

  The Fund benefited from its underweight in Global Partners LP, an operator of retail gas stations and terminals. Its stock was challenged by liquidity concerns due to trading volumes as well as by the company’s comparatively high levels of debt.

Top Detractors from Performance:

  The Fund underperformed the Index mainly because of stock selection.

  Among subsectors, the Fund’s underweight position compared to the Index in the petroleum pipeline transportation subsector had a negative impact on performance. More specifically, the Fund’s limited exposure to small cap MLPs with low average daily trading volumes dampened relative returns, as these securities generally posted gains during the Period.

  In terms of individual holdings, the Fund’s out-of-Index position in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an underweight in NGL Energy Partners LP (“NGL”), a midstream company that operates water handling and disposal assets in the Permian Basin. NGL, a rather illiquid small-cap stock, generated outsized gains during the Period.

  An out-of-Index position in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,940,000
$3,120,000
$2,300,000
$1,480,000
$660,000
12/1/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
$3,917,405
$2,287,929
$1,959,766
Institutional Shares
Alerian MLP Index (Total Return, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$1,000,000	$1,000,000	$1,000,000
11/16	$1,109,500	$1,092,800	$1,080,600
11/17	$1,018,410	$1,018,162	$1,327,733
11/18	$1,025,233	$1,030,482	$1,410,982
11/19	$914,816	$917,129	$1,638,291
11/20	$662,876	$692,432	$1,924,337
11/21	$943,935	$960,749	$2,461,612
11/22	$1,278,560	$1,366,666	$2,234,897
11/23	$1,485,942	$1,684,963	$2,544,207
11/24	$1,972,588	$2,209,492	$3,406,439
11/25	$1,959,766	$2,287,929	$3,917,405

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	-0.65%	24.19%	6.95%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs.  Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C232-AR-1125

Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	1.09%

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Top Contributors to Performance:

  Relative to the Alerian MLP Index (“Index”), the Fund was helped by its underweight position in the liquefaction subsectorFootnote Reference*, especially its underweight in liquid natural gas exporter Cheniere Energy Partners, L.P. Although the company experienced strong revenue growth, it reported a decline in profitability and cash flow, which weighed on its share price.

  Among top contributors was an overweight position versus the Index in DT Midstream, Inc. The company, which owns, operates and develops natural gas midstream interstate pipelines, gained on strong third quarter 2025 results, better than market expected earnings before interest, taxes, depreciation and amortization (“EBITDA”), increased guidance on full calendar year EBITDA, and lower capital expenditure budgets.

  The Fund’s underweight in EnLink Midstream LLC (“EnLink”) added to relative returns. Shares of the midstream energy company declined early in the Period amid lawsuits related to a planned merger. EnLink was acquired by midstream services provider ONEOK, Inc., in which the Fund holds a position, in early 2025.

  The Fund benefited from its underweight in Global Partners LP, an operator of retail gas stations and terminals. Its stock was challenged by liquidity concerns due to trading volumes as well as by the company’s comparatively high levels of debt.

Top Detractors from Performance:

  The Fund underperformed the Index mainly because of stock selection.

  Among subsectors, the Fund’s underweight position compared to the Index in the petroleum pipeline transportation subsector had a negative impact on performance. More specifically, the Fund’s limited exposure to small cap MLPs with low average daily trading volumes dampened relative returns, as these securities generally posted gains during the Period.

  In terms of individual holdings, the Fund’s out-of-Index position in Kinetik Holdings, Inc. (“Kinetik”) detracted from relative performance. Shares of Kinetik, a midstream energy company providing oil and gas production and distribution services in the Delaware Basin, declined on crude oil price volatility, the company’s liquidity challenges and less than optimal execution by management.

  The Fund was hurt by an underweight in NGL Energy Partners LP (“NGL”), a midstream company that operates water handling and disposal assets in the Permian Basin. NGL, a rather illiquid small-cap stock, generated outsized gains during the Period.

  An out-of-Index position in Targa Resources Corp., a provider of midstream natural gas and natural gas liquid services, detracted from the Fund’s relative returns, as its stock gave back earlier gains amid commodity price volatility.

Footnote	Description
Footnote*	Subsector allocations are defined by Goldman Sachs Asset Management, L.P. and may differ from sector allocations used by the Index.

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
$39,174
$22,879
$19,357
12/1/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
11/25
Investor Shares
Alerian MLP Index (Total Return, USD, Unhedged)
S&P 500® Index

	Investor Shares	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$10,000	$10,000	$10,000
11/16	$11,072	$10,928	$10,806
11/17	$10,157	$10,182	$13,277
11/18	$10,227	$10,305	$14,110
11/19	$9,101	$9,171	$16,383
11/20	$6,586	$6,924	$19,243
11/21	$9,367	$9,607	$24,616
11/22	$12,672	$13,667	$22,349
11/23	$14,714	$16,850	$25,442
11/24	$19,507	$22,095	$34,064
11/25	$19,357	$22,879	$39,174

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	-0.77%	24.05%	6.82%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

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May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C216-AR-1125

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,685,066	$4,331,760	Financial Statement audits.

Audit-Related Fees:

• PwC	$462,000	$466,200	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended November 30, 2025 and November 30, 2024 were approximately $462,000 and $466,200, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2025. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements November 30, 2025 Goldman Sachs MLP Energy Infrastructure Fund Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs MLP Energy Infrastructure Fund

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments November 30, 2025

Shares	Description	Value

Common Stocks – 104.3%

Gathering + Processing – 38.6%
471,535	Antero Midstream Corp.	$8,492,345
455,003	DT Midstream, Inc.	55,264,665
11,066,969	Energy Transfer LP	184,929,052
2,367,656	Genesis Energy LP	36,911,757
3,805,898	Hess Midstream LP Class A	128,182,645
1,454,433	USA Compression Partners LP	36,724,433
3,259,404	Western Midstream Partners LP	128,192,359
686,467	Williams Cos., Inc.	41,826,434

		620,523,690

Marketing | Retail – 1.5%
564,044	Global Partners LP	24,806,655

Marketing | Wholesale – 6.5%
385,469	BKV Corp.*	10,642,799
1,664,356	Sunoco LP	93,586,738

		104,229,537

Other | Liquefaction – 6.2%
1,305,315	Kinetik Holdings, Inc.	45,268,324
310,321	Targa Resources Corp.	54,402,375

		99,670,699

Pipeline Transportation | Natural Gas – 30.0%
760,501	Cheniere Energy Partners LP	41,447,304
163,723	Cheniere Energy, Inc.	34,129,697
344,118	Enbridge, Inc.	16,791,589
4,006,202	Enterprise Products Partners LP	131,163,053
629,834	Kinder Morgan, Inc.	17,207,065
3,902,255	MPLX LP	212,009,514
324,972	Pembina Pipeline Corp.	12,671,455
311,032	TC Energy Corp.	17,006,659

		482,426,336

Pipeline Transportation | Petroleum – 10.7%
456,998	Delek Logistics Partners LP	20,948,789
1,695,034	NGL Energy Partners LP*	16,662,184
7,718,842	Plains All American Pipeline LP	134,385,039

		171,996,012

Pipelines* – 2.9%
600,569	Rockpoint Gas Storage, Inc.
	Class A	12,054,786

Shares	Description	Value

Common Stocks – (continued)

Pipelines* - (continued)
654,169	Sunococorp LLC	$34,513,956

		46,568,742

Services | Midstream – 4.1%
1,241,770	Archrock, Inc.	30,473,036
984,084	Kodiak Gas Services, Inc.	34,639,756

		65,112,792

Services | Upstream – 3.8%
516,081	ONEOK, Inc.	37,581,019
1,161,944	Suburban Propane Partners LP	22,716,005
		60,297,024

TOTAL COMMON STOCKS (Cost $1,632,768,157)		$1,675,631,487

Shares	Dividend Rate	Value

Investment Company(a) – 0.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,704,892	3.928%	$2,704,892
(Cost $2,704,892)

TOTAL INVESTMENTS – 104.4% (Cost $1,635,473,049)		$1,678,336,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.4)%		(71,427,148)

NET ASSETS – 100.0%		$1,606,909,231

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*   Non-income producing security.

(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LLC	—Limited Liability Company
LP	—Limited Partnership

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Assets and Liabilities November 30, 2025

Assets:

Investments in unaffiliated issuers, at value (cost $1,632,768,157)	$1,675,631,487
Investments in affiliated issuers, at value (cost $2,704,892)	2,704,892
Cash	8,353,396
Foreign currencies, at value (cost $25,574)	25,646
Receivables:
Investments sold	8,927,504
Dividends	214,622
Fund shares sold	113,475
Collateral on certain derivative contracts(a)	1,176
Prepaid state and local franchise taxes	33,290
Other assets	48,521

Total assets	1,696,054,009

Liabilities:

Payables:
Current taxes, net	18,114,070
Investments purchased	6,307,407
Management fees	586,349
Fund shares redeemed	152,842
Distribution and Service fees and Transfer Agency fees	35,782
Deferred taxes, net	63,497,190
Accrued expenses	451,138

Total liabilities	89,144,778

Net Assets:

Paid-in capital	2,143,866,076
Total distributable loss	(536,956,845)

NET ASSETS	$1,606,909,231

Net Assets:
Class A	$69,082,957
Class C	8,891,239
Institutional	199,318,918
Investor	66,459,264
Class R6	44,561,179
Class R	866,366
Class P	1,217,729,308

Total Net Assets	$1,606,909,231

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,963,248
Class C	295,549
Institutional	5,242,872
Investor	1,793,593
Class R6	1,169,482
Class R	25,910
Class P	31,849,385

Net asset value, offering and redemption price per share:(b)
Class A	35.19
Class C	30.08
Institutional	38.02
Investor	37.05
Class R6	38.10
Class R	33.44
Class P	38.23

(a)	Includes segregated cash of $1,176 relating to initial margin requirements and/or collateral on options transaction.
(b)

Maximum public offering price per share for Class A Shares is $37.24. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Operations For the Fiscal Year Ended November 30, 2025

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $211,804)	$110,052,465

Dividends — affiliated issuers	530,017

Interest	140

Less: Return of Capital on Dividends	(96,017,975)

Total investment income	14,564,647

Expenses:

Management fees	15,900,459

Transfer Agency fees(a)	701,874

Professional fees	343,266

Distribution and Service (12b-1) fees(a)	264,464

Custody, accounting and administrative services	251,117

Printing and mailing costs	115,468

Registration fees	109,078

Franchise tax expense	42,980

Trustee fees	30,357

Service fees — Class C	27,114

Other	88,560

Total operating expenses, before taxes	17,874,737

Less — expense reductions	(21,121)

Net operating expenses, before taxes	17,853,616

NET INVESTMENT LOSS, BEFORE TAXES	(3,288,969)

Current and deferred tax benefit	324,600

NET INVESTMENT LOSS, NET OF TAXES	(2,964,369)

Realized and unrealized gain (loss):

Net realized gain (loss) from: Investments — unaffiliated issuers	329,632,193

Foreign currency transactions	(63,526)

Current and deferred tax expense	(32,526,255)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(344,412,212)

Foreign currency translation	(1,729)

Current and deferred tax benefit	33,991,385

Net realized and unrealized loss, net of taxes	(13,380,144)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,344,513)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$178,817	$81,342	$4,305	$107,290	$16,268	$85,807	$104,826	$13,137	$1,292	$373,254

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment loss, net of taxes	$ (2,964,369)	$ (2,723,784)

Net realized gain, net of taxes	297,042,412	286,321,319

Net change in unrealized gain (loss), net of taxes	(310,422,556)	176,263,829

Net increase (decrease) in net assets resulting from operations	(16,344,513)	459,861,364

Distributions to shareholders:

From distributable earnings: Class A Shares	(5,078,246)	(4,798,589)

Class C Shares	(866,667)	(1,118,988)

Institutional Shares	(14,086,657)	(14,225,129)

Investor Shares	(4,757,673)	(3,990,163)

Class R6 Shares	(2,907,514)	(4,826,917)

Class R Shares	(64,251)	(68,231)

Class P Shares	(81,860,234)	(80,603,799)

Total distributions to shareholders	(109,621,242)	(109,631,816)

From share transactions:

Proceeds from sales of shares	133,109,025	99,575,975

Reinvestment of distributions	108,227,806	108,051,670

Cost of shares redeemed	(265,609,391)	(448,944,414)

Net decrease in net assets resulting from share transactions	(24,272,560)	(241,316,769)

TOTAL INCREASE (DECREASE)	(150,238,315)	108,912,779

Net assets:

Beginning of year	1,757,147,546	1,648,234,767

End of year	$1,606,909,231	$1,757,147,546

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class A Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$38.19	$31.06	$28.86	$22.75	$17.15

Net investment loss(a)	(0.19)	(0.06)	(0.13)	(0.07)	(0.13)(b)

Net realized and unrealized gain (loss)	(0.22)	9.68	4.45	7.88	7.23

Total from investment operations	(0.41)	9.62	4.32	7.81	7.10

Distributions to shareholders from net investment income	(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of year	$35.19	$38.19	$31.06	$28.86	$22.75

Total return(c)	(1.02)%	32.26%	15.84%	34.91%	41.88%

Net assets, end of year (in 000s)	$69,083	$74,562	$59,874	$53,751	$39,835

Ratio of net expenses to average net assets after tax expense(d)	1.32%	7.32%	2.42%	2.59%	0.42%

Ratio of total expenses to average net assets after tax expense(d)	1.32%	7.32%	2.42%	2.59%	0.43%

Ratio of net expenses to average net assets before tax expense	1.42%	1.42%	1.43%	1.45%	1.45%

Ratio of net investment loss to average net assets(e)	(0.53)%	(0.19)%	(0.47)%	(0.26)%	(0.60)%

Portfolio turnover rate(f)	130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class C Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$33.27	$27.54	$26.01	$20.79	$15.88

Net investment loss(a)	(0.34)	(0.06)	(0.31)	(0.24)	(0.27)	(b)

Net realized and unrealized gain (loss)	(0.26)	8.28	3.96	7.16	6.68

Total from investment operations	(0.60)	8.22	3.65	6.92	6.41

Distributions to shareholders from net investment income	(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of year	$30.08	$33.27	$27.54	$26.01	$20.79

Total return(c)	(1.76)%	31.27%	14.97%	33.89%	40.85%

Net assets, end of year (in 000s)	$8,891	$13,612	$16,025	$22,030	$25,647

Ratio of net expenses to average net assets after tax expense(d)	1.85%	7.63%	3.20%	3.34%	1.16%

Ratio of total expenses to average net assets after tax expense(d)	1.85%	7.63%	3.20%	3.34%	1.18%

Ratio of net expenses to average net assets before tax expense	2.17%	2.17%	2.18%	2.20%	2.20%

Ratio of net investment loss to average net assets(e)	(1.08)%	(0.20)%	(1.23)%	(1.00)%	(1.35)%

Portfolio turnover rate(f)	130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Institutional Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$40.90	$32.99	$30.43	$23.82	$17.84

Net investment income (loss)(a)	(0.03)	(0.06)	(0.04)	0.03	(0.05)(b)

Net realized and unrealized gain (loss)	(0.26)	10.46	4.72	8.28	7.53

Total from investment operations	(0.29)	10.40	4.68	8.31	7.48

Distributions to shareholders from net investment income	(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of year	$38.02	$40.90	$32.99	$30.43	$23.82

Total return(c)	(0.65)%	32.75%	16.22%	35.45%	42.40%

Net assets, end of year (in 000s)	$199,319	$233,477	$192,787	$198,807	$160,785

Ratio of net expenses to average net assets after tax expense(d)	0.86%	6.94%	2.08%	2.22%	0.05%

Ratio of total expenses to average net assets after tax expense(d)	0.86%	6.94%	2.08%	2.22%	0.06%

Ratio of net expenses to average net assets before tax expense	1.06%	1.06%	1.07%	1.08%	1.09%

Ratio of net investment income (loss) to average net assets(e)	(0.08)%	(0.17)%	(0.12)%	0.12%	(0.21)%

Portfolio turnover rate(f)	130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Investor Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$39.97	$32.33	$29.89	$23.45	$17.60

Net investment loss(a)	(0.11)	(0.06)	(0.06)	— (b)	(0.08)(c)

Net realized and unrealized gain (loss)	(0.22)	10.19	4.62	8.14	7.43

Total from investment operations	(0.33)	10.13	4.56	8.14	7.35

Distributions to shareholders from net investment income	(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of year	$37.05	$39.97	$32.33	$29.89	$23.45

Total return(d)	(0.77)%	32.58%	16.11%	35.28%	42.23%

Net assets, end of year (in 000s)	$66,459	$68,322	$53,118	$59,725	$40,346

Ratio of net expenses to average net assets after tax expense(e)	1.09%	7.25%	2.16%	2.34%	0.17%

Ratio of total expenses to average net assets after tax expense(e)	1.09%	7.25%	2.16%	2.34%	0.18%

Ratio of net expenses to average net assets before tax expense	1.17%	1.17%	1.18%	1.20%	1.20%

Ratio of net investment loss to average net assets(f)	(0.29)%	(0.18)%	(0.20)%	(0.01)%	(0.36)%

Portfolio turnover rate(g)	130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class R6 Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$40.98	$33.05	$30.47	$23.85	$17.86

Net investment income (loss)(a)	(0.09)	(0.04)	(0.03)	0.04	(0.04)(b)

Net realized and unrealized gain (loss)	(0.20)	10.46	4.73	8.28	7.53

Total from investment operations	(0.29)	10.42	4.70	8.32	7.49

Distributions to shareholders from net investment income	(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of year	$38.10	$40.98	$33.05	$30.47	$23.85

Total return(c)	(0.65)%	32.75%	16.26%	35.45%	42.41%

Net assets, end of year (in 000s)	$44,561	$45,162	$115,489	$126,621	$138,288

Ratio of net expenses to average net assets after tax expense(d)	1.04%	5.31%	2.06%	2.21%	0.04%

Ratio of total expenses to average net assets after tax expense(d)	1.04%	5.31%	2.06%	2.21%	0.05%

Ratio of net expenses to average net assets before tax expense	1.05%	1.05%	1.06%	1.07%	1.08%

Ratio of net investment income (loss) to average net assets(e)	(0.24)%	(0.12)%	(0.10)%	0.13%	(0.17)%

Portfolio turnover rate(f)	130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class R Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$36.51	$29.86	$27.90	$22.09	$16.72

Net investment loss(a)	(0.29)	(0.06)	(0.21)	(0.13)	(0.18)(b)

Net realized and unrealized gain (loss)	(0.19)	9.20	4.29	7.64	7.05

Total from investment operations	(0.48)	9.14	4.08	7.51	6.87

Distributions to shareholders from net investment income	(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of year	$33.44	$36.51	$29.86	$27.90	$22.09

Total return(c)	(1.26)%	31.94%	15.52%	34.59%	41.57%

Net assets, end of year (in 000s)	$866	$940	$1,000	$843	$731

Ratio of net expenses to average net assets after tax expense(d)	1.62%	7.32%	2.72%	2.84%	0.66%

Ratio of total expenses to average net assets after tax expense(d)	1.62%	7.32%	2.72%	2.85%	0.67%

Ratio of net expenses to average net assets before tax expense	1.67%	1.67%	1.68%	1.70%	1.70%

Ratio of net investment loss to average net assets(e)	(0.83)%	(0.19)%	(0.76)%	(0.50)%	(0.85)%

Portfolio turnover rate(f)	130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class P Shares

	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$41.11	$33.15	$30.56	$23.92	$17.91

Net investment income (loss)(a)	(0.06)	(0.06)	(0.03)	0.03	(0.05)(b)

Net realized and unrealized gain (loss)	(0.23)	10.51	4.74	8.31	7.56

Total from investment operations	(0.29)	10.45	4.71	8.34	7.51

Distributions to shareholders from net investment income	(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of year	$38.23	$41.11	$33.15	$30.56	$23.92

Total return(c)	(0.65)%	32.74%	16.25%	35.43%	42.40%

Net assets, end of year (in 000s)	$1,217,729	$1,321,072	$1,209,941	$1,051,583	$772,491

Ratio of net expenses to average net assets after tax expense(d)	0.95%	6.82%	2.07%	2.21%	0.04%

Ratio of total expenses to average net assets after tax expense(d)	0.95%	6.82%	2.07%	2.21%	0.05%

Ratio of net expenses to average net assets before tax expense	1.05%	1.05%	1.06%	1.07%	1.08%

Ratio of net investment income (loss) to average net assets(e)	(0.16)%	(0.17)%	(0.11)%	0.12%	(0.23)%

Portfolio turnover rate(f)	130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements November 30, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments —Investment income includes interest income, dividend income, net of any foreign withholding taxes, and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

E. Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as

12

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss, regardless of whether the MLPs make distributions to the Fund. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/ losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency, and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of its deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made. The portion of gain on a disposition of an MLP equity security that is taxed as ordinary income under the Code will be recognized even if there is a net taxable loss on the disposition.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

13

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

14

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2025:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

Asia	$10,642,799	$—	$—

North America	1,664,988,688	—	—

Investment Company	2,704,892	—	—

Total	$1,678,336,379	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

15

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2025

4. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the fiscal year ended November 30, 2025, the Fund reevaluated its blended state income tax rate, increasing the rate from 1.01% to 2.09% due to an anticipated change in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory federal income tax rate	$(3,808,191)	21.00%

State income tax, net of federal income tax effect	(379,006)	2.09%

Effect of changes in estimated deferred tax rate	4,815,014	(26.55)%

Effect of permanent differences	(2,417,547)	13.33%

Total current and deferred income tax expense/(benefit), net	$(1,789,730)	9.87%

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At November 30, 2025, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:

State net operating loss carryforward	$105,131

Other tax assets	5,176,902

Total Deferred Tax Assets	$5,282,033

Deferred tax liabilities:

Book vs tax partnership income to be recognized	$(33,706,617)

Net unrealized gain on investment securities (tax basis)	(35,072,606)

Total Deferred Tax Liabilities	$(68,779,223)

Net Deferred Tax Asset/(Liability)	$(63,497,190)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund has determined that no valuation allowance will be established for its tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

For the fiscal year ended November 30, 2025, components of the Fund’s current and deferred tax expense/(benefit) are as follows:

	Current	Deferred	Total

Federal	$31,702,187	$(36,571,553)	$(4,869,366)

State	3,129,528	(49,892)	3,079,636

Total	$34,831,715	$(36,621,445)	$(1,789,730)

16

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

4. TAXATION (continued)

For the fiscal year ended November 30, 2025, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At November 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$1,380,499,953

Gross unrealized gain	385,881,949

Gross unrealized loss	(88,045,523)

Net unrealized gain	$297,836,426

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

For the fiscal year ended November 30, 2025, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2026. The Fund’s tax years ended November 30, 2022 through November 30, 2024 remain open for examination by U.S. federal and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate

					Effective Net
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Management Rate^

1.00%	0.90%	0.86%	0.84%	0.82%	0.96%

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the fiscal year ended November 30, 2025, GSAM waived $20,106 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund as set forth below:

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended November 30, 2025, Goldman Sachs retained the following amounts: $5,224 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to its customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.064%. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the fiscal year ended November 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Total Expense Reductions

$20,106	$1,015	$21,121

G. Other Transactions with Affiliates — For the fiscal year ended November 30, 2025, Goldman Sachs earned $47,555 in brokerage commissions from portfolio transactions on behalf of the Fund.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares as of and for the fiscal year ended November 30, 2025:

Underlying Fund	Beginning Value as of November 30, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of November 30, 2025	Shares as of November 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$3,325,948	$286,210,063	$(286,831,119)	$2,704,892	2,704,892	$530,017

H. Line of Credit Facility — As of November 30, 2025, the Fund participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended November 30, 2025, were $2,245,665,659 and $2,305,652,761, respectively.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Energy Sector Risk—The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2025

7. OTHER RISKS (continued)

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments,

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

7. OTHER RISKS (continued)

could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk— Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk— MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. Upon the Fund’s sale of its interest in an MLP, the Fund may be liable for previously deferred taxes. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2025

7. OTHER RISKS (continued)

NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). This standard enhances the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The adoption of the new standard will impact financial statement disclosures only and will not affect the Fund’s financial position or the results of its operations. Management is currently evaluating the impact, if any, of the new disclosure requirements.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund

	For the Fiscal Year Ended November 30, 2025		For the Fiscal Year Ended November 30, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	170,175	$ 6,252,765	232,522	$ 7,670,452
Reinvestment of distributions	141,104	5,062,227	141,135	4,781,897
Shares redeemed	(300,611)	(10,801,265)	(348,869)	(11,660,470)

	10,668	513,727	24,788	791,879

Class C Shares
Shares sold	29,955	973,431	35,728	1,088,128
Reinvestment of distributions	27,974	866,667	37,667	1,114,118
Shares redeemed	(171,511)	(5,406,441)	(246,145)	(7,079,367)

	(113,582)	(3,566,343)	(172,750)	(4,877,121)

Institutional Shares
Shares sold	455,148	17,939,428	624,611	22,276,257
Reinvestment of distributions	329,729	12,746,637	350,596	12,683,587
Shares redeemed	(1,250,367)	(48,060,276)	(1,109,795)	(39,371,458)

	(465,490)	(17,374,211)	(134,588)	(4,411,614)

Investor Shares
Shares sold	473,095	18,162,187	324,804	11,551,134
Reinvestment of distributions	125,257	4,720,276	112,013	3,973,122
Shares redeemed	(513,932)	(19,265,141)	(370,620)	(12,656,699)

	84,420	3,617,322	66,197	2,867,557

Class R6 Shares
Shares sold	292	11,300	1,281	45,186
Reinvestment of distributions	75,136	2,907,514	136,818	4,826,917
Shares redeemed	(7,890)	(329,272)	(2,530,608)	(91,736,671)

	67,538	2,589,542	(2,392,509)	(86,864,568)

Class R Shares
Shares sold	1,840	63,089	4,666	151,096
Reinvestment of distributions	1,881	64,251	2,106	68,231
Shares redeemed	(3,562)	(125,175)	(14,510)	(454,314)

	159	2,165	(7,738)	(234,987)

Class P Shares
Shares sold	2,283,479	89,706,825	1,587,168	56,793,722
Reinvestment of distributions	2,107,393	81,860,234	2,219,546	80,603,798
Shares redeemed	(4,672,710)	(181,621,821)	(8,171,391)	(285,985,435)

	(281,838)	(10,054,762)	(4,364,677)	(148,587,915)

NET DECREASE	(698,125)	$ (24,272,560)	(6,981,277)	$(241,316,769)

23

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs MLP Energy Infrastructure Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goldman Sachs MLP Energy Infrastructure Fund (one of the funds constituting Goldman Sachs Trust, referred to hereafter as the “Fund”) as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

26

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period, in the third quartile for the five- and ten-year periods, and in the fourth quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees considered that the Fund had been repositioned in 2020, which involved changes to the Fund’s investment strategy. They noted that the Fund had experienced certain portfolio management changes in 2023.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

27

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	MLP Energy Infrastructure Management Fee Annual Rate

First $1 billion	1.00%

Next $1 billion	0.90

Next $3 billion	0.86

Next $3 billion	0.84

Over $8 billion	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund; (d) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment

28

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2026.

29

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary 2025 Goldman Sachs. All rights reserved. MLPEIAR-26

Goldman Sachs Funds Annual Financial StatementsNovember 30, 2025 Energy Funds Goldman Sachs Clean Energy Income Fund Goldman Sachs Energy Infrastructure Fund

Goldman Sachs Energy Funds

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments November 30, 2025

Shares	Description	Value

Common Stocks† – 98.7%

Bioenergy – 9.5%
13,771	Bloom Energy Corp. Class A*	$1,504,344
13,039	Darling Ingredients, Inc.*	477,358
17,329	Ormat Technologies, Inc.	1,956,617

		3,938,319

Clean power – 73.3%
2,000	Acciona SA	402,046
10,257	American Electric Power Co., Inc.	1,269,509
48,087	Boralex, Inc. Class A	858,543
10,683	Brookfield Renewable Partners LP	307,009
24,800	Chubu Electric Power Co., Inc.	387,615
34,709	Clearway Energy, Inc. Class A	1,187,048
111,000	CLP Holdings Ltd.	970,823
8,062	CMS Energy Corp.	608,197
66,657	EDP Renovaveis SA	888,196
517,939	EDP SA	2,312,274
23,614	Engie SA	600,888
188,200	Equatorial Energia SA	1,407,132
13,187	HA Sustainable Infrastructure Capital, Inc.	453,105
27,596	Hydro One Ltd.(a)	1,083,737
92,156	Iberdrola SA	1,945,216
2,033	IDACORP, Inc.	267,909
171,601	Meridian Energy Ltd.	554,536
44,127	National Grid PLC	670,467
7,291	NextEra Energy, Inc.	629,140
93,370	Northland Power, Inc.	1,148,542
61,135	Orsted AS*(a)(b)	1,302,106
31,560	Redeia Corp. SA	563,545
63,475	RWE AG	3,223,917
24,855	Solaria Energia y Medio Ambiente SA*	481,230
118,526	SSE PLC	3,448,344
170,116	Terna - Rete Elettrica Nazionale	1,793,973
18,717	TransAlta Corp.	273,097
4,017	TXNM Energy, Inc.	234,794
4,182	Verbund AG	308,345
7,727	Xcel Energy, Inc.	634,464

		30,215,747

Solar Tech – 11.8%
9,232	Enphase Energy, Inc.*	266,343
9,272	First Solar, Inc.*	2,530,514
16,325	Nextpower, Inc. Class A*	1,495,697
10,381	Sunrun, Inc.*	210,215
870,000	Xinyi Solar Holdings Ltd.	361,330

		4,864,099

Wind Tech – 4.1%
20,744	Nordex SE*	622,005

Shares	Description	Value

Common Stocks† – (continued)

Wind Tech - (continued)
45,817	Vestas Wind Systems AS	$1,089,162

		1,711,167

TOTAL COMMON STOCKS
(Cost $31,129,790)		$40,729,332

Shares	Dividend Rate	Value

Investment Company(c) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
56	3.928%	$56
(Cost $56)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE – 98.7%
(Cost $31,129,846)		$40,729,388

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 2.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,026,753	3.928%	$1,026,753
(Cost $1,026,753)

TOTAL INVESTMENTS – 101.2% (Cost $32,156,599)		$41,756,141

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(507,987)

NET ASSETS – 100.0%		$41,248,154

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued) November 30, 2025

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments November 30, 2025

Shares	Description	Value

Common Stocks† – 99.5%

Gathering + Processing – 31.9%
745,246	Antero Midstream Corp.	$13,421,881
259,525	DT Midstream, Inc.	31,521,907
2,096,096	Energy Transfer LP	35,025,764
246,917	Hess Midstream LP Class A	8,316,165
582,977	Keyera Corp.	18,868,689
89,574	Kinetik Holdings, Inc.	3,106,426
592,399	South Bow Corp.	16,326,516
363,660	Western Midstream Partners LP	14,302,748

		140,890,096

Marketing | Wholesale – 1.3%
303,530	Gibson Energy, Inc.	5,549,531

Other | Liquefaction – 12.2%
85,924	Cheniere Energy, Inc.	17,911,717
205,945	Targa Resources Corp.	36,104,218

		54,015,935

Pipeline Transportation | Natural Gas – 32.7%
635,774	Enterprise Products Partners LP	20,815,241
775,444	Kinder Morgan, Inc.	21,185,130
565,416	MPLX LP	30,719,051
243,283	ONEOK, Inc.	17,715,868
152,189	Rockpoint Gas Storage, Inc. Class A*	3,054,780
392,498	TC Energy Corp.	21,461,070
482,697	Williams Cos., Inc.	29,410,728

		144,361,868

Pipeline Transportation | Petroleum – 17.1%
733,942	Enbridge, Inc.	35,813,449

Shares	Description	Value

Common Stocks† – (continued)

Pipeline Transportation | Petroleum - (continued)
484,953	Pembina Pipeline Corp.	$18,909,506
1,129,548	Plains GP Holdings LP Class A*	20,941,820

		75,664,775

Services | Midstream – 3.0%
197,572	Archrock, Inc.	4,848,417
83,935	Kodiak Gas Services, Inc.	2,954,512
225,688	USA Compression Partners LP	5,698,622

		13,501,551

Services | Upstream* – 1.3%
216,807	BKV Corp.	5,986,041

TOTAL COMMON STOCKS (Cost $192,288,864)		$439,969,797

TOTAL INVESTMENTS – 99.5% (Cost $192,288,864)		$439,969,797

OTHER ASSETS IN EXCESSS OF OTHER LIABILITIES – 0.5%		2,090,395

NET ASSETS – 100.0%		$442,060,192

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
GP	—General Partnership
LP	—Limited Partnership

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities November 30, 2025

	Clean Energy Income Fund	Energy Infrastructure Fund

Assets:

Investments in unaffiliated issuers, at value (cost $31,129,790 and $192,288,864, respectively)	$ 40,729,332	$ 439,969,797
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,026,753	—
Investments in affiliated issuers, at value (cost $56 and $0, respectively)	56	—
Cash	170,335	1,770,627
Foreign currencies, at value (cost $153,943 and $0, respectively)	153,442	—
Receivables:
Foreign tax reclaims	313,244	—
Dividends	44,576	424,197
Reimbursement from investment adviser	11,888	22,793
Fund shares sold	1,000	11,858
Securities lending income	479	—
Investments sold	—	4,386,530
Other assets	35,676	57,687

Total assets	42,486,781	446,643,489

Liabilities:
Payables:
Payable upon return of securities loaned	1,026,753	—
Management fees	12,424	168,100
Distribution and Service fees and Transfer Agency fees	1,240	5,942
Fund shares redeemed	201	1,263
Investments purchased	56	4,183,804
Accrued expenses	197,953	224,188

Total liabilities	1,238,627	4,583,297

Net Assets:

Paid-in capital	146,252,834	217,473,341

Total distributable earnings (loss)	(105,004,680)	224,586,851

NET ASSETS	$ 41,248,154	$ 442,060,192
Net Assets:
Class A	$ 1,951,458	$ 4,932,405
Class C	772,840	354,270
Institutional	2,699,698	6,896,614
Investor	3,805,900	123,572
Class R6	164,029	31,012,203
Class R	—	166,947
Class P	31,854,229	398,574,181

Total Net Assets	$ 41,248,154	$ 442,060,192

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	172,907	358,782
Class C	68,933	25,586
Institutional	238,955	498,748
Investor	337,229	8,931
Class R6	14,526	2,244,737
Class R	—	12,078
Class P	2,821,341	28,832,160

Net asset value, offering and redemption price per share:(a)
Class A	11.29	13.75
Class C	11.21	13.85
Institutional	11.30	13.83
Investor	11.29	13.84
Class R6	11.29	13.82
Class R	—	13.82
Class P	11.29	13.82

(a)

Maximum public offering price per share for Class A Shares of the Clean Energy Income and Energy Infrastructure Funds is $11.95 and $14.55, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Operations For the Fiscal Year Ended November 30, 2025

	Clean Energy Income Fund	Energy Infrastructure Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $95,439 and $929,574, respectively)	$ 815,244	$ 11,048,595

Non-cash dividends — unaffiliated issuers	95,919	—

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	5,686	—

Dividends — affiliated issuers	3,875	125,395

Interest	355	19,551

Total investment income	921,079	11,193,541

Expenses:

Management fees	300,417	4,564,736

Professional fees	169,946	222,999

Custody, accounting and administrative services	167,391	171,993

Registration fees	83,787	108,402

Trustee fees	26,960	27,875

Printing and mailing costs	19,345	38,165

Transfer Agency fees(a)	17,292	143,831

Distribution and Service (12b-1) fees(a)	7,935	15,633

Service fees — Class C	1,114	1,248

Other	8,044	40,208

Total expenses	802,231	5,335,090

Less — expense reductions	(455,053)	(322,287)

Net expenses	347,178	5,012,803

NET INVESTMENT INCOME	573,901	6,180,738

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,564,772)	16,872,964

Foreign currency transactions	16,569	34,703

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	10,228,091	(27,849,434)

Foreign currency translation	28,308	(1,020)

Net realized and unrealized gain (loss)	7,708,196	(10,942,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,282,097	$ (4,762,049)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income Fund	$4,592	$3,343	$—	$2,755	$669	$984	$3,802	$36	$—	$ 9,046
Energy Infrastructure Fund	11,134	3,746	753	6,680	749	2,483	180	9,865	226	123,648

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$ 573,901	$ 1,180,627	$ 6,180,738	$ 5,906,906
Net realized gain (loss)	(2,548,203)	(15,809,215)	16,907,667	53,800,345
Net change in unrealized gain (loss)	10,256,399	16,977,643	(27,850,454)	97,648,556

Net increase (decrease) in net assets resulting from operations	8,282,097	2,349,055	(4,762,049)	157,355,807

Distributions to shareholders:

From distributable earnings:
Class A Shares	(27,409)	(44,652)	(518,275)	(242,055)
Class C Shares	(5,363)	(4,066)	(75,087)	(44,652)
Institutional Shares	(45,382)	(83,587)	(774,035)	(252,214)
Investor Shares	(61,561)	(34,190)	(15,881)	(8,327)
Class R6 Shares	(2,720)	(1,746)	(4,818,963)	(3,063,674)
Class R Shares	—	—	(18,482)	(10,558)
Class P Shares	(553,639)	(1,123,573)	(54,637,155)	(30,152,539)
Return of capital:
Class A Shares	(878)	(11,605)	—	—
Class C Shares	(172)	(1,057)	—	—
Institutional Shares	(1,454)	(21,726)	—	—
Investor Shares	(1,973)	(8,887)	—	—
Class R6 Shares	(87)	(454)	—	—
Class P Shares	(17,739)	(292,038)	—	—

Total distributions to shareholders	(718,377)	(1,627,581)	(60,857,878)	(33,774,019)

From share transactions:

Proceeds from sales of shares	5,630,798	14,292,901	80,052,116	56,342,986
Reinvestment of distributions	707,670	1,615,474	60,773,614	33,711,925
Cost of shares redeemed	(22,740,776)	(64,482,998)	(109,531,921)	(87,156,888)

Net increase (decrease) in net assets resulting from share transactions	(16,402,308)	(48,574,623)	31,293,809	2,898,023

TOTAL INCREASE (DECREASE)	(8,838,588)	(47,853,149)	(34,326,118)	126,479,811

Net assets:

Beginning of year	50,086,742	97,939,891	476,386,310	349,906,499

End of year	$ 41,248,154	$ 50,086,742	$ 442,060,192	$ 476,386,310

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Clean Energy Income Fund

	Class A Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.95	$8.98	$12.19	$13.93	$13.60

Net investment income(a)	0.11	0.12	0.16	0.09	0.06

Net realized and unrealized gain (loss)	2.39	0.06	(3.08)	(0.97)	0.48

Total from investment operations	2.50	0.18	(2.92)	(0.88)	0.54

Distributions to shareholders from net investment income	(0.16)	(0.17)	(0.22)	(0.05)	(0.16)

Distributions to shareholders from net realized gains	—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	— (b)	(0.04)	(0.07)	(0.13)	—

Total distributions	(0.16)	(0.21)	(0.29)	(0.86)	(0.21)

Net asset value, end of year	$11.29	$8.95	$8.98	$12.19	$13.93

Total return(c)	28.11%	1.90%	(24.05)%	(6.52)%	4.01%

Net assets, end of year (in 000s)	$1,951	$2,092	$2,909	$4,621	$5,194

Ratio of net expenses to average net assets	1.25%	1.26%	1.26%	1.26%	1.26%

Ratio of total expenses to average net assets	2.47%	1.80%	1.39%	1.35%	1.39%

Ratio of net investment income to average net assets	1.23%	1.36%	1.47%	0.76%	0.42%

Portfolio turnover rate(d)	23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Clean Energy Income Fund

	Class C Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.91	$8.95	$12.13	$13.87	$13.58

Net investment income (loss)(a)	0.02	0.05	0.08	0.01	(0.05)

Net realized and unrealized gain (loss)	2.39	0.05	(3.06)	(0.97)	0.49

Total from investment operations	2.41	0.10	(2.98)	(0.96)	0.44

Distributions to shareholders from net investment income	(0.11)	(0.11)	(0.15)	(0.03)	(0.10)

Distributions to shareholders from net realized gains	—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	— (b)	(0.03)	(0.05)	(0.07)	—

Total distributions	(0.11)	(0.14)	(0.20)	(0.78)	(0.15)

Net asset value, end of year	$11.21	$8.91	$8.95	$12.13	$13.87

Total return(c)	27.16%	1.10%	(24.66)%	(7.16)%	3.22%

Net assets, end of year (in 000s)	$773	$320	$360	$616	$481

Ratio of net expenses to average net assets	2.00%	2.01%	2.01%	2.01%	2.01%

Ratio of total expenses to average net assets	3.23%	2.55%	2.14%	2.10%	2.14%

Ratio of net investment income (loss) to average net assets	0.25%	0.49%	0.72%	0.05%	(0.39)%

Portfolio turnover rate(d)	23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Clean Energy Income Fund

	Institutional Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.95	$8.99	$12.21	$13.95	$13.61

Net investment income(a)	0.14	0.16	0.20	0.14	0.11

Net realized and unrealized gain (loss)	2.40	0.05	(3.09)	(0.98)	0.49

Total from investment operations	2.54	0.21	(2.89)	(0.84)	0.60

Distributions to shareholders from net investment income	(0.18)	(0.20)	(0.25)	(0.06)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	(0.01)	(0.05)	(0.08)	(0.16)	—

Total distributions	(0.19)	(0.25)	(0.33)	(0.90)	(0.26)

Net asset value, end of year	$11.30	$8.95	$8.99	$12.21	$13.95

Total return(b)	28.68%	2.18%	(23.79)%	(6.14)%	4.45%

Net assets, end of year (in 000s)	$2,700	$3,595	$5,606	$7,667	$8,538

Ratio of net expenses to average net assets	0.89%	0.90%	0.90%	0.89%	0.89%

Ratio of total expenses to average net assets	2.10%	1.43%	1.02%	0.98%	1.03%

Ratio of net investment income to average net assets	1.54%	1.73%	1.87%	1.12%	0.76%

Portfolio turnover rate(c)	23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Clean Energy Income Fund

	Investor Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.95	$8.99	$12.19	$13.93	$13.61

Net investment income(a)	0.17	0.15	0.17	0.13	0.07

Net realized and unrealized gain (loss)	2.36	0.05	(3.06)	(0.98)	0.51

Total from investment operations	2.53	0.20	(2.89)	(0.85)	0.58

Distributions to shareholders from net investment income	(0.18)	(0.19)	(0.24)	(0.05)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	(0.01)	(0.05)	(0.07)	(0.16)	—

Total distributions	(0.19)	(0.24)	(0.31)	(0.89)	(0.26)

Net asset value, end of year	$11.29	$8.95	$8.99	$12.19	$13.93

Total return(b)	28.49%	2.16%	(23.88)%	(6.25)%	4.27%

Net assets, end of year (in 000s)	$3,806	$1,469	$2,286	$10,087	$5,653

Ratio of net expenses to average net assets	1.00%	1.01%	1.01%	1.01%	1.01%

Ratio of total expenses to average net assets	2.26%	1.54%	1.14%	1.10%	1.14%

Ratio of net investment income to average net assets	1.75%	1.60%	1.54%	1.04%	0.53%

Portfolio turnover rate(c)	23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Clean Energy Income Fund

	Class R6 Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.95	$8.99	$12.21	$13.95	$13.61

Net investment income(a)	0.15	0.15	0.20	0.15	0.11

Net realized and unrealized gain (loss)	2.39	0.06	(3.09)	(0.99)	0.49

Total from investment operations	2.54	0.21	(2.89)	(0.84)	0.60

Distributions to shareholders from net investment income	(0.19)	(0.20)	(0.25)	(0.06)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	(0.01)	(0.05)	(0.08)	(0.16)	—

Total distributions	(0.20)	(0.25)	(0.33)	(0.90)	(0.26)

Net asset value, end of year	$11.29	$8.95	$8.99	$12.21	$13.95

Total return(b)	28.59%	2.31%	(23.86)%	(6.13)%	4.46%

Net assets, end of year (in 000s)	$164	$84	$83	$99	$71

Ratio of net expenses to average net assets	0.89%	0.89%	0.88%	0.89%	0.88%

Ratio of total expenses to average net assets	2.13%	1.43%	1.01%	0.97%	1.02%

Ratio of net investment income to average net assets	1.62%	1.65%	1.86%	1.20%	0.75%

Portfolio turnover rate(c)	23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Clean Energy Income Fund

	Class P Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.95	$8.99	$12.20	$13.94	$13.61

Net investment income(a)	0.14	0.16	0.20	0.14	0.11

Net realized and unrealized gain (loss)	2.40	0.05	(3.08)	(0.98)	0.48

Total from investment operations	2.54	0.21	(2.88)	(0.84)	0.59

Distributions to shareholders from net investment income	(0.19)	(0.20)	(0.25)	(0.06)	(0.21)

Distributions to shareholders from net realized gains	—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	(0.01)	(0.05)	(0.08)	(0.16)	—

Total distributions	(0.20)	(0.25)	(0.33)	(0.90)	(0.26)

Net asset value, end of year	$11.29	$8.95	$8.99	$12.20	$13.94

Total return(b)	28.58%	2.30%	(23.81)%	(6.14)%	4.39%

Net assets, end of year (in 000s)	$31,854	$42,527	$86,696	$293,501	$421,488

Ratio of net expenses to average net assets	0.88%	0.89%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	2.09%	1.42%	1.01%	0.97%	1.01%

Ratio of net investment income to average net assets	1.55%	1.73%	1.79%	1.11%	0.78%

Portfolio turnover rate(c)	23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class A Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.95	$11.75	$11.56	$9.56	$7.18

Net investment income(a)	0.14	0.15	0.15	0.07	0.06

Net realized and unrealized gain (loss)	(0.39)	5.16	0.77	2.70	2.71

Total from investment operations	(0.25)	5.31	0.92	2.77	2.77

Distributions to shareholders from net investment income	(0.46)	(0.44)	(0.43)	(0.37)	(0.39)

Distributions to shareholders from net realized gains	(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(1.95)	(1.11)	(0.73)	(0.77)	(0.39)

Net asset value, end of year	$13.75	$15.95	$11.75	$11.56	$9.56

Total return(b)	(1.14)%	48.67%	8.63%	30.74%	38.55%

Net assets, end of year (in 000s)	$4,932	$3,699	$2,442	$2,296	$617

Ratio of net expenses to average net assets	1.46%	1.46%	1.47%	1.47%	1.47%

Ratio of total expenses to average net assets	1.53%	1.53%	1.52%	1.54%	1.53%

Ratio of net investment income to average net assets	1.00%	1.21%	1.40%	0.67%	0.68%

Portfolio turnover rate(c)	38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class C Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.99	$11.79	$11.60	$9.58	$7.20

Net investment income (loss)(a)	0.03	0.06	0.07	(0.01)	0.01

Net realized and unrealized gain (loss)	(0.38)	5.15	0.77	2.71	2.69

Total from investment operations	(0.35)	5.21	0.84	2.70	2.70

Distributions to shareholders from net investment income	(0.30)	(0.34)	(0.35)	(0.28)	(0.32)

Distributions to shareholders from net realized gains	(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(1.79)	(1.01)	(0.65)	(0.68)	(0.32)

Net asset value, end of year	$13.85	$15.99	$11.79	$11.60	$9.58

Total return(b)	(1.86)%	47.46%	7.85%	29.76%	37.44%

Net assets, end of year (in 000s)	$354	$719	$520	$556	$448

Ratio of net expenses to average net assets	2.21%	2.21%	2.22%	2.22%	2.22%

Ratio of total expenses to average net assets	2.28%	2.28%	2.27%	2.29%	2.28%

Ratio of net investment income (loss) to average net assets	0.24%	0.48%	0.64%	(0.12)%	0.16%

Portfolio turnover rate(c)	38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Institutional Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.03	$11.81	$11.62	$9.59	$7.19

Net investment income(a)	0.19	0.19	0.21	0.11	0.10

Net realized and unrealized gain (loss)	(0.39)	5.19	0.75	2.72	2.70

Total from investment operations	(0.20)	5.38	0.96	2.83	2.80

Distributions to shareholders from net investment income	(0.51)	(0.49)	(0.47)	(0.40)	(0.40)

Distributions to shareholders from net realized gains	(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(2.00)	(1.16)	(0.77)	(0.80)	(0.40)

Net asset value, end of year	$13.83	$16.03	$11.81	$11.62	$9.59

Total return(b)	(0.81)%	49.06%	9.07%	31.17%	39.03%

Net assets, end of year (in 000s)	$6,897	$5,238	$4,311	$1,240	$1,323

Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of total expenses to average net assets	1.18%	1.16%	1.15%	1.17%	1.18%

Ratio of net investment income to average net assets	1.39%	1.50%	1.87%	1.04%	1.13%

Portfolio turnover rate(c)	38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Investor Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.03	$11.81	$11.61	$9.59	$7.19

Net investment income(a)	0.17	0.19	0.18	0.10	0.09

Net realized and unrealized gain (loss)	(0.38)	5.17	0.78	2.71	2.71

Total from investment operations	(0.21)	5.36	0.96	2.81	2.80

Distributions to shareholders from net investment income	(0.49)	(0.47)	(0.46)	(0.39)	(0.40)

Distributions to shareholders from net realized gains	(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(1.98)	(1.14)	(0.76)	(0.79)	(0.40)

Net asset value, end of year	$13.84	$16.03	$11.81	$11.61	$9.59

Total return(b)	(0.86)%	48.91%	8.96%	31.02%	38.90%

Net assets, end of year (in 000s)	$124	$125	$84	$77	$57

Ratio of net expenses to average net assets	1.21%	1.21%	1.22%	1.23%	1.22%

Ratio of total expenses to average net assets	1.28%	1.28%	1.27%	1.29%	1.29%

Ratio of net investment income to average net assets	1.24%	1.47%	1.65%	0.91%	0.96%

Portfolio turnover rate(c)	38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class R6 Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.01	$11.79	$11.59	$9.58	$7.18

Net investment income(a)	0.19	0.20	0.19	0.11	0.10

Net realized and unrealized gain (loss)	(0.38)	5.18	0.78	2.70	2.71

Total from investment operations	(0.19)	5.38	0.97	2.81	2.81

Distributions to shareholders from net investment income	(0.51)	(0.49)	(0.47)	(0.40)	(0.41)

Distributions to shareholders from net realized gains	(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(2.00)	(1.16)	(0.77)	(0.80)	(0.41)

Net asset value, end of year	$13.82	$16.01	$11.79	$11.59	$9.58

Total return(b)	(0.75)%	49.14%	9.08%	31.11%	39.13%

Net assets, end of year (in 000s)	$31,012	$39,790	$32,956	$86,997	$81,455

Ratio of net expenses to average net assets	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.16%	1.16%	1.15%	1.15%	1.17%

Ratio of net investment income to average net assets	1.34%	1.63%	1.76%	1.00%	1.10%

Portfolio turnover rate(c)	38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class R Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.02	$11.79	$11.62	$9.60	$7.19

Net investment income(a)	0.10	0.13	0.13	0.04	0.04

Net realized and unrealized gain (loss)	(0.39)	5.17	0.76	2.71	2.72

Total from investment operations	(0.29)	5.30	0.89	2.75	2.76

Distributions to shareholders from net investment income	(0.42)	(0.40)	(0.42)	(0.33)	(0.35)

Distributions to shareholders from net realized gains	(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(1.91)	(1.07)	(0.72)	(0.73)	(0.35)

Net asset value, end of year	$13.82	$16.02	$11.79	$11.62	$9.60

Total return(b)	(1.41)%	48.19%	8.39%	30.37%	38.33%

Net assets, end of year (in 000s)	$167	$148	$126	$72	$56

Ratio of net expenses to average net assets	1.71%	1.71%	1.72%	1.72%	1.72%

Ratio of total expenses to average net assets	1.78%	1.78%	1.77%	1.79%	1.79%

Ratio of net investment income to average net assets	0.75%	1.03%	1.15%	0.40%	0.47%

Portfolio turnover rate(c)	38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class P Shares
	Year Ended November 30,
	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.02	$11.80	$11.60	$9.58	$7.18

Net investment income(a)	0.19	0.20	0.19	0.11	0.10

Net realized and unrealized gain (loss)	(0.39)	5.18	0.78	2.71	2.71

Total from investment operations	(0.20)	5.38	0.97	2.82	2.81

Distributions to shareholders from net investment income	(0.51)	(0.49)	(0.47)	(0.40)	(0.41)

Distributions to shareholders from net realized gains	(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(2.00)	(1.16)	(0.77)	(0.80)	(0.41)

Net asset value, end of year	$13.82	$16.02	$11.80	$11.60	$9.58

Total return(b)	(0.81)%	49.11%	9.09%	31.22%	39.13%

Net assets, end of year (in 000s)	$398,574	$426,667	$309,469	$296,933	$213,647

Ratio of net expenses to average net assets	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.16%	1.16%	1.15%	1.16%	1.16%

Ratio of net investment income to average net assets	1.36%	1.59%	1.77%	1.04%	1.10%

Portfolio turnover rate(c)	38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements November 30, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/

Fund	Share Classes Offered	Non-diversified

Goldman Sachs Clean Energy Income Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Energy Infrastructure Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually.

20

GOLDMAN SACHS ENERGY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

Return of Capital Estimates — Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

21

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

22

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2025:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$ 1,719,768	$—

Australia and Oceania	—	554,536	—

Europe	—	19,651,714	—

North America	17,396,182	—	—

South America	1,407,132	—	—

Securities Lending Reinvestment Vehicle	1,026,753	—	—

Investment Company	56	—	—

Total	$19,830,123	$21,926,018	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,986,041	$—	$—

North America	433,983,756	—	—

Total	$439,969,797	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

23

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of each Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the fiscal year ended November 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Clean Energy Income Fund	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%	0.80%

Energy Infrastructure Fund	1.00	0.90	0.86	0.84	0.82	1.00	1.00

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the fiscal year ended November 30, 2025, GSAM waived $108 and $4,754 of the Funds’ management fees for Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended November 30, 2025, Goldman Sachs retained $6 and $4,522 related to Clean Energy Income Class A Shares and Energy Infrastructure Class A Shares, respectively.

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

24

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended November 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

			Other	Total
	Management	Transfer Agency	Expense	Expense
Fund	Fee Waiver	Waivers/Credits	Reimbursements	Reductions

Clean Energy Income Fund	$ 108	$22	$454,923	$455,053

Energy Infrastructure Fund	4,754	35	317,498	322,287

G. Line of Credit Facility — As of November 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended November 30, 2025, Goldman Sachs earned $0 and $4,057 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

As of November 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Investor	Class R6	Class R

Clean Energy Income Fund	—%	41%	—%

Energy Infrastructure Fund	97	—	69

25

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended November 30, 2025:

		Beginning			Ending
		Value as of			Value as of	Shares as of
		November 30,	Purchases	Proceeds	November 30,	November 30,	Dividend
Fund	Underlying Fund	2024	at Cost	from Sales	2025	2025	Income

Clean Energy Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$42,964	$5,533,553	$(5,576,461)	$ 56	56	$3,875

Energy Infrastructure Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,015,672	65,603,452	(70,619,124)	—	—	125,395

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended November 30, 2025, were as follows:

Fund	Purchases	Sales

Clean Energy Income Fund	$8,713,544	$25,545,332

Energy Infrastructure Fund	170,721,241	176,482,578

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which it is traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default

26

GOLDMAN SACHS ENERGY FUNDS

6. SECURITIES LENDING (continued)

by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNY received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the fiscal year ended November 30, 2025, are reported under Investment Income on the Statements of Operations. The following table provides information about the Fund’s investment in the Government Money Market Fund for the fiscal year ended November 30, 2025.

	Beginning			Ending
	Value as of	Purchases	Proceeds	Value as of
Fund	November 30, 2024	at cost	from Sales	November 30, 2025

Clean Energy Income Fund	$—	$11,448,883	$(10,422,130)	$1,026,753

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Distributions paid from:

Ordinary income	$696,074	$16,505,332

Net long-term capital gains	—	44,352,546

Total taxable distributions	$696,074	$60,857,878

Tax return of capital	$22,303	$—

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Distributions paid from:

Ordinary income	$1,291,814	$14,673,976

Net long-term capital gains	—	19,100,043

Total taxable distributions	$1,291,814	$33,774,019

Tax return of capital	$335,767	$—

27

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2025

7. TAX INFORMATION (continued)

As of November 30, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Undistributed long-term capital gains	$—	$16,057,555

Capital loss carryforwards:

Perpetual Short-Term	(16,486,574)	—

Perpetual Long-Term	(93,040,669)	—

Total capital loss carryforwards	(109,527,243)	—

Timing differences (Post October Capital Loss Deferral)	$—	$(1,557,893)

Unrealized gains (loss) — net	4,522,563	210,087,189

Total accumulated earnings (loss) net	$(105,004,680)	$224,586,851

As of November 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Tax Cost	$37,248,470	$229,884,120

Gross unrealized gain	5,574,633	210,087,189

Gross unrealized loss	(1,052,070)	—

Net unrealized gain	$4,522,563	$210,087,189

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments and passive foreign investment company investments.

The Clean Energy Income and Energy Infrastructure Funds reclassed $92,730 and $362,316, respectively, from paid-in capital to distributable earnings for the year ending November 30, 2025. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from return of capital distributions and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain

28

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Energy Infrastructure Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign

29

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2025

8. OTHER RISKS (continued)

currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

30

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

MLP Tax Risk — MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

31

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2025

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Clean Energy Income Fund

	For the Fiscal Year Ended November 30, 2025		For the Fiscal Year Ended November 30, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	42,160	$397,150	35,215	$318,055
Reinvestment of distributions	2,778	28,133	6,201	56,073
Shares redeemed	(105,841)	(975,981)	(131,424)	(1,207,003)

	(60,903)	(550,698)	(90,008)	(832,875)

Class C Shares
Shares sold	50,619	464,429	5,175	47,014
Reinvestment of distributions	328	3,364	499	4,504
Shares redeemed	(17,970)	(157,537)	(9,970)	(88,064)

	32,977	310,256	(4,296)	(36,546)

Institutional Shares
Shares sold	41,024	391,387	123,958	1,165,320
Reinvestment of distributions	3,780	38,454	10,394	94,009
Shares redeemed	(207,298)	(1,784,275)	(356,194)	(3,264,059)

	(162,494)	(1,354,434)	(221,842)	(2,004,730)

Investor Shares
Shares sold	334,242	3,010,168	42,495	389,761
Reinvestment of distributions	6,262	63,534	4,766	43,077
Shares redeemed	(167,462)	(1,493,595)	(137,435)	(1,248,687)

	173,042	1,580,107	(90,174)	(815,849)

Class R6 Shares
Shares sold	6,249	55,478	2,679	25,642
Reinvestment of distributions	276	2,807	244	2,200
Shares redeemed	(1,376)	(11,729)	(2,814)	(26,365)

	5,149	46,556	109	1,477

Class P Shares
Shares sold	141,384	1,312,186	1,340,578	12,347,109
Reinvestment of distributions	56,290	571,378	156,539	1,415,611
Shares redeemed	(2,128,505)	(18,317,659)	(6,390,746)	(58,648,820)

	(1,930,831)	(16,434,095)	(4,893,629)	(44,886,100)

NET DECREASE	(1,943,060)	$(16,402,308)	(5,299,840)	$(48,574,623)

32

GOLDMAN SACHS ENERGY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Energy Infrastructure Fund

	For the Fiscal Year Ended November 30, 2025		For the Fiscal Year Ended November 30, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	233,484	$3,227,843	104,380	$1,352,036
Reinvestment of distributions	37,872	518,274	20,340	242,055
Shares redeemed	(144,542)	(1,965,404)	(100,540)	(1,263,253)

	126,814	1,780,713	24,180	330,838

Class C Shares
Shares sold	—	13	897	11,387
Reinvestment of distributions	5,471	75,087	3,814	44,652
Shares redeemed	(24,851)	(342,949)	(3,882)	(46,742)

	(19,380)	(267,849)	829	9,297

Institutional Shares
Shares sold	204,455	2,845,047	404,160	5,540,722
Reinvestment of distributions	56,256	774,036	21,201	252,214
Shares redeemed	(88,790)	(1,227,691)	(463,456)	(5,456,271)

	171,921	2,391,392	(38,095)	336,665

Investor Shares
Shares sold	—	3	—	18
Reinvestment of distributions	1,153	15,882	694	8,327
Shares redeemed	(1)	(22)	(1)	(17)

	1,152	15,863	693	8,328

Class R6 Shares
Shares sold	36,937	505,614	113,468	1,423,857
Reinvestment of distributions	344,360	4,734,699	253,175	3,001,580
Shares redeemed	(621,502)	(8,925,696)	(676,911)	(8,573,487)

	(240,205)	(3,685,383)	(310,268)	(4,148,050)

Class R Shares
Shares sold	2,958	40,679	1,007	13,299
Reinvestment of distributions	1,344	18,482	902	10,558
Shares redeemed	(1,474)	(19,852)	(3,301)	(38,878)

	2,828	39,309	(1,392)	(15,021)

Class P Shares
Shares sold	5,250,960	73,432,917	3,777,437	48,001,667
Reinvestment of distributions	3,970,560	54,637,154	2,522,008	30,152,539
Shares redeemed	(7,022,561)	(97,050,307)	(5,901,177)	(71,778,240)

	2,198,959	31,019,764	398,268	6,375,966

NET INCREASE	2,242,089	$31,293,809	74,215	$2,898,023

33

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Clean Energy Income Fund and Goldman Sachs Energy Infrastructure Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Clean Energy Income Fund and Goldman Sachs Energy Infrastructure Fund (two of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2025, the related statements of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2025 and each of the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

34

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Clean Energy Income Fund and the Goldman Sachs Energy Infrastructure Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

35

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information for the Energy Infrastructure Fund prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance

36

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Energy Infrastructure Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five-year period, and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2025. They noted that the Energy Infrastructure Fund had experienced certain portfolio management changes in 2023. The Trustees observed that the Clean Energy Income Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one- and three-year periods ended December 31, 2024, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-year period ended March 31, 2025. They noted that the Clean Energy Income Fund had experienced a benchmark change in 2024 and certain portfolio management changes in early 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

37

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Clean Energy Income Fund	Energy Infrastructure Fund

First $1 billion	0.80%	1.00%

Next $1 billion	0.72	0.90

Next $3 billion	0.68	0.86

Next $3 billion	0.67	0.84

Over $8 billion	0.66	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the

38

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

39

Goldman Sachs Energy Funds - Tax Information (Unaudited)

For the year ended November 30, 2025, 17.10% and 32.20% of the dividends paid from net investment company taxable income by the Goldman Sachs Clean Energy Income and Energy Infrastructure Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended November 30, 2025, 100% and 51.13% of the dividends paid from net investment company taxable income by the Goldman Sachs Clean Energy Income and Goldman Sachs Energy Infrastructure Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Goldman Sachs Energy Infrastructure Fund designated $44,352,546, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended November 30, 2025.

During the fiscal year ended November 30, 2025, the Goldman Sachs Energy Infrastructure Fund designated $8,697,369 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

40

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. MLPANDEAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	February 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	February 2, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	February 2, 2026